UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
30 April
2019
Nuveen Exchange-Traded
Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds' electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
Semiannual Report

Life is Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports right to your e-mail!
www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund distributions and statements directly from Nuveen.
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chairman’s Letter to Shareholders
Dear Shareholders,
The worries weighing on markets at the end of 2018 appeared to dissipate in early 2019 as positive economic and corporate earnings news, more dovish signals from central banks and trade progress boosted investor confidence. However, political noise and trade disputes have resurfaced in the headlines more recently, knocking stock market indexes off their recent highs and rallying U.S. Treasury bonds and other safe-haven assets. Investors are concerned that increased tariffs and a protracted stalemate between the U.S. and China, Mexico and other trading partners could dampen business and consumer sentiment, weakening spending and potentially impacting the global economy. Additionally, political uncertainty and the risk of policy error appear elevated. In the U.S. in particular, low interest rate levels and the widening federal deficit have constrained the available policy tools for countering recessionary pressures. As the current U.S. economic expansion reaches the 10-year mark this summer, it’s important to note that economic expansions don’t die of old age, but mature economic cycles can be more vulnerable to an exogenous shock.
Until a clearer picture on trade emerges, more bouts of market turbulence are likely in the meantime. While the downside risks warrant careful monitoring, we believe the likelihood of a near-term recession remains low. Global economic growth is moderating, with demand driven by the historically low unemployment in the U.S., Japan and across Europe. Central banks across the developed world continue to emphasize their readiness to adjust policy, and China’s authorities remain committed to keeping economic growth rates steady with fiscal and monetary policy.
The opportunity set may be narrower, but there is still scope for gains in this environment. Patience and maintaining perspective can help you weather periodic market volatility. We encourage you to work with your financial advisor to assess short-term market movements in the context of your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
June 24, 2019

Portfolio Managers’
Comments
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
These Funds features portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen, LLC. Portfolio managers Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the performance of the Funds during the six-month reporting period. Jim and Lei have managed the Funds since their commencement of operations on December 13, 2016. For the Nuveen ESG International Developed Markets Equity ETF (NUDM) and Nuveen ESG Emerging Markets Equity ETF (NUEM), portfolio managers Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, have managed these Funds since the Funds’ commencement of operations on June 6, 2017.
Effective January 18, 2019 each Fund changed its name from "Nushares" to "Nuveen".
What key strategies were used to manage the Funds during the six-month reporting period and how did these strategies influence performance?
These Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective indexes that meet certain environment, social and governance (“ESG”) criteria. You cannot invest directly in an index. Each Fund seeks to track its index by investing all, or substantially all, of its assets in the securities represented in its index in approximately the same proportions as the index. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its index, which occurs in February, May, August and November.
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “NUEM Index”), which is comprised solely of listed equity securities issued by companies that meet certain ESG criteria (and depositary receipts representing such securities) located in countries with emerging markets. The NUEM Index selects from the securities included in the MSCI Emerging Markets Index (the “NUEM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.
NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index (the “NUDM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with developed markets, excluding the United States and Canada, that meet certain ESG crite-

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
ria. The NUDM Index selects from the securities included in the MSCI EAFE Index (the “NUDM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULG Index selects from the securities included in the MSCI USA Growth Index (the “NULG Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.
NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULV Index selects from the securities included in the MSCI USA Value Index (the “NULV Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price and dividend yield.
NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMG Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.
NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMV Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price and dividend yield.
NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUSC Index selects from the securities included in the MSCI USA Small Cap Index (the “NUSC Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for each Index and Base Index. Each Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. Each Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
Global equities overcame elevated volatility in late 2018 to produce strong gains over the six-month reporting period overall. Disappointing economic data toward the end of 2018 and muted inflation readings prompted developed market central banks to downgrade their 2019 forecasts and signal a more dovish approach to monetary policy. Trade negotiations between China and the U.S. resumed, easing concerns about the impact of weakening exports on global economic growth. (However, after the close of the reporting period, trade talks collapsed, driving increased volatility in the markets.) Economic indicators in the U.S., Europe and China showed signs of improvement in the early months of 2019, and first quarter 2019 corporate earnings reports, for the most part, came in better than expected. As recession fears abated over the course of the reporting period, risk appetite returned to the markets. Emerging market equities delivered the largest gain, followed by U.S. equities. International developed market equities lagged the other two segments, although they still provided robust positive returns.

How did the Funds perform in the six-month reporting period ended April 30, 2019?
The tables in each Fund’s Performance Overview and Expense Ratios section of this report provides the Funds’ total return performance for the six-month, one-year and since inception periods through April 30, 2019. Each Fund’s total returns at net asset value (NAV) are compared with the performance of the Index, which each Fund is designed to track.
The total return for each Fund underperformed its respective Index during the reporting period. The trailing performance is primarily attributable to fees and expenses. The Indexes are unmanaged and therefore their returns do not reflect any fees or expenses, which would detract from their performance. You cannot invest directly in an index.
NUEM’s performance was supported by strong returns across some of the larger emerging markets during this reporting period, especially China, Taiwan and India. Brazil and Korea, which are also among the larger country positions in the Fund and NUEM Index, posted smaller gains. The weakest performing emerging markets were mainly those in which the Fund held small weightings, including Turkey, Czech Republic and Qatar.
International developed markets lagged both emerging markets and the U.S. market during this reporting period. Japan, which was NUDM’s largest country exposure, struggled to stay in positive territory, while the U.K. and Germany delivered modest gains. The stronger performing non-U.S. equity markets in this reporting period included Hong Kong, Singapore and New Zealand.
Within the U.S. stock market, investor sentiment remained bullish for economically sensitive areas of the market such as technology, consumer discretionary, industrials and communication services. This environment was favorable for NULG, NUMG and NUSC, which had higher weightings in these sectors than NULV and NUMV. The health care sector remained under pressure from regulatory uncertainty, dampening gains for NULV especially, which had the largest health care sector exposure of the Funds. Additionally, across the capitalization spectrum, growth stocks outperformed value stocks in this reporting period, providing another tailwind to NULG and NUMG.

Risk Considerations
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
The expense ratios represents each Fund's total operating expenses as reflected in the most recent prospectus. The expense ratios shown include the management fees and other applicable fees and expenses paid by the Fund.

Nuveen ESG Emerging Markets Equity ETF (NUEM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUEM at NAV	13.60%	(4.64)%	4.67%
NUEM at Market Price	13.96%	(3.50)%	5.12%
TIAA ESG Emerging Markets Equity Index	14.06%	(3.94)%	5.43%
MSCI Emerging Markets Index	13.75%	(5.04)%	5.66%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUEM at NAV	1.72%	(8.39)%	4.00%
NUEM at Market Price	1.80%	(9.96)%	4.16%
Since inception returns are from 6/6/17. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.45%

Fund Performance and Expense Ratios (continued)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUDM at NAV	7.06%	(4.02)%	2.19%
NUDM at Market Price	8.12%	(2.84)%	2.76%
TIAA ESG International Developed Markets Equity Index	7.24%	(3.79)%	2.47%
MSCI EAFE Index	7.45%	(3.22)%	3.13%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUDM at NAV	(5.47)%	(5.17)%	0.12%
NUDM at Market Price	(5.59)%	(6.21)%	0.10%
Since inception returns are from 6/6/17. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Nuveen ESG Large-Cap Growth ETF (NULG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULG at NAV	12.52%	17.46%	19.23%
NULG at Market Price	12.45%	17.51%	19.25%
TIAA ESG USA Large-Cap Growth Index	12.73%	17.90%	19.65%
MSCI USA Growth Index	12.21%	16.29%	19.01%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULG at NAV	(1.99)%	13.17%	17.90%
NULG at Market Price	(2.00)%	13.15%	17.92%
Since inception returns are from 12/13/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

Fund Performance and Expense Ratios (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULV at NAV	8.50%	10.80%	10.14%
NULV at Market Price	8.35%	10.81%	10.16%
TIAA ESG USA Large-Cap Value Index	8.71%	11.18%	10.52%
MSCI USA Value Index	7.62%	10.39%	8.64%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULV at NAV	0.69%	8.16%	9.32%
NULV at Market Price	0.48%	8.05%	9.30%
Since inception returns are from 12/13/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMG at NAV	14.19%	15.16%	14.13%
NUMG at Market Price	13.58%	14.79%	14.17%
TIAA ESG USA Mid-Cap Growth Index	14.44%	15.64%	14.60%
MSCI USA Mid-Cap Growth Index	14.73%	12.75%	13.83%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMG at NAV	(3.75)%	11.51%	12.83%
NUMG at Market Price	(3.84)%	11.35%	12.85%
Since inception returns are from 12/13/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Fund Performance and Expense Ratios (continued)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMV at NAV	9.06%	5.98%	7.49%
NUMV at Market Price	8.85%	4.79%	7.49%
TIAA ESG USA Mid-Cap Value Index	9.30%	6.38%	7.91%
MSCI USA Mid-Cap Value Index	8.11%	5.45%	7.85%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMV at NAV	(1.20)%	2.23%	5.96%
NUMV at Market Price	(1.28)%	2.06%	5.95%
Since inception returns are from 12/13/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Nuveen ESG Small-Cap ETF (NUSC)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of April 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSC at NAV	10.02%	8.67%	9.96%
NUSC at Market Price	9.92%	8.50%	9.99%
TIAA ESG USA Small-Cap Index	10.26%	9.11%	10.42%
MSCI USA Small-Cap Index	8.45%	8.02%	9.84%
Average Annual Total Returns as of March 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSC at NAV	(5.42)%	5.58%	8.49%
NUSC at Market Price	(5.41)%	5.54%	8.50%
Since inception returns are from 12/13/16. Indexes are not available for direct investment.
Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Holding Summaries    as of April 30, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Fund Allocation (% of net assets)
Common Stocks	99.7%
Common Stock Rights	0.1%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Tencent Holdings Ltd	6.8%
Alibaba Group Holding Ltd, Sponsored ADR	6.0%
Taiwan Semiconductor Manufacturing Co Ltd	5.4%
Naspers Ltd	3.3%
Tata Consultancy Services Ltd	2.0%
Portfolio Composition (% of net assets)
Financials	21.2%
Consumer Discretionary	16.1%
Information Technology	15.6%
Communication Services	12.0%
Materials	9.2%
Industrials	8.3%
Consumer Staples	6.0%
Energy	4.6%
Utilities	2.8%
Health Care	2.2%
Real Estate	1.8%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Country Allocation (% of net assets)
China	32.3%
Taiwan	12.8%
Korea, Republic of	11.4%
India	10.5%
Brazil	7.0%
South Africa	6.7%
Mexico	3.0%
Thailand	2.4%
Malaysia	2.4%
Indonesia	2.3%
Other	9.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Fund Allocation (% of net assets)
Common Stocks	99.2%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.6%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Nestle SA	3.4%
Roche Holding AG	1.9%
Siemens AG	1.9%
AstraZeneca PLC	1.8%
Nintendo Co Ltd	1.7%
Portfolio Composition (% of net assets)
Financials	20.2%
Industrials	18.9%
Consumer Discretionary	12.4%
Consumer Staples	12.2%
Health Care	8.0%
Materials	7.7%
Communication Services	6.3%
Information Technology	4.2%
Utilities	3.7%
Energy	3.1%
Real Estate	2.5%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.6%
Net Assets	100%
Country Allocation (% of net assets)
Japan	23.4%
United Kingdom	16.1%
France	11.2%
Germany	9.2%
Switzerland	8.2%
Australia	6.8%
Hong Kong	4.0%
Spain	3.4%
Sweden	3.1%
Netherlands	3.0%
Other	11.0%
Other Assets Less Liabilities	0.6%
Net Assets	100%

Holding Summaries    as of April 30, 2019 (continued)
Nuveen ESG Large-Cap Growth ETF (NULG)
Fund Allocation (% of net assets)
Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	31.8%
Consumer Discretionary	15.6%
Industrials	11.8%
Communication Services	11.1%
Health Care	10.6%
Financials	7.5%
Materials	3.4%
Consumer Staples	3.2%
Real Estate	2.6%
Energy	2.3%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	8.6%
Alphabet Inc., Class C	3.9%
Visa Inc, Class A	3.5%
Walt Disney Co/The	3.0%
Alphabet Inc., Class A	2.9%

Nuveen ESG Large-Cap Value ETF (NULV)
Fund Allocation (% of net assets)
Common Stocks	99.7%
Other Assets Less Liabilities	0.3%
Net Assets	100%
Portfolio Composition (% of net assets)
Financials	22.2%
Health Care	13.4%
Consumer Staples	12.3%
Information Technology	12.1%
Industrials	7.8%
Communication Services	7.0%
Utilities	6.5%
Energy	6.2%
Consumer Discretionary	4.9%
Real Estate	4.4%
Materials	2.9%
Other Assets Less Liabilities	0.3%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Procter & Gamble Co/The	3.4%
Verizon Communications Inc.	3.1%
Intel Corp	3.1%
Comcast Corp	3.0%
Coca-Cola Co/The	2.9%

Holding Summaries    as of April 30, 2019 (continued)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Fund Allocation (% of net assets)
Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	25.4%
Industrials	23.1%
Health Care	15.3%
Consumer Discretionary	13.9%
Communication Services	7.6%
Materials	4.9%
Financials	3.4%
Real Estate	3.3%
Energy	1.8%
Consumer Staples	1.2%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Advanced Micro Devices Inc.	2.7%
MercadoLibre Inc.	2.6%
Cadence Design Systems Inc.	2.5%
IDEXX Laboratories Inc.	2.3%
Copart Inc.	2.1%

Nuveen ESG Mid-Cap Value ETF (NUMV)
Fund Allocation (% of net assets)
Common Stocks	99.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Portfolio Composition (% of net assets)
Financials	20.0%
Consumer Discretionary	17.3%
Real Estate	16.1%
Information Technology	9.6%
Industrials	9.2%
Utilities	8.5%
Materials	5.7%
Consumer Staples	4.4%
Communication Services	4.1%
Health Care	3.2%
Energy	1.7%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Eversource Energy	2.6%
Principal Financial Group Inc.	2.3%
CMS Energy Corp	2.2%
Arthur J Gallagher & Co	2.2%
Citizens Financial Group Inc.	2.1%

Holding Summaries    as of April 30, 2019 (continued)
Nuveen ESG Small-Cap ETF (NUSC)
Fund Allocation (% of net assets)
Common Stocks	99.8%
Common Stock Rights	0.0%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	18.0%
Financials	14.9%
Industrials	14.6%
Health Care	12.8%
Consumer Discretionary	11.4%
Real Estate	11.3%
Materials	5.3%
Energy	3.9%
Utilities	2.7%
Consumer Staples	2.5%
Communication Services	2.4%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Booz Allen Hamilton Holding Corp	1.0%
Pool Corp	1.0%
WEX Inc.	1.0%
Brown & Brown Inc.	1.0%
First American Financial Corp	0.9%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2019.
The beginning of the period is November 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,136.00
Expenses Incurred During Period	$ 2.38
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.56
Expenses Incurred During the Period	$ 2.26
Expenses are equal to the Fund's annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,070.60
Expenses Incurred During Period	$ 2.05
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,125.20
Expenses Incurred During Period	$ 1.84
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,085.00
Expenses Incurred During Period	$ 1.81
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,141.90
Expenses Incurred During Period	$ 2.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,090.60
Expenses Incurred During Period	$ 2.07
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,100.20
Expenses Incurred During Period	$ 2.08
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.7%
	Communication Services – 11.9%
939	Advanced Info Service PCL, (2), (3)	$5,588
34,902	Alibaba Pictures Group Ltd, (3)	7,830
204,994	Axiata Group Bhd	196,838
140,239	Bharti Airtel Ltd	644,702
1,353	Bharti Infratel Ltd	5,107
35,541	China Tower Corp Ltd, 144A	9,604
55,264	Chunghwa Telecom Co Ltd	198,515
5,045	DiGiCom Bhd	5,613
2,357	Far EasTone Telecommunications Co Ltd	5,782
151	Globe Telecom Inc.	5,158
467	Hellenic Telecommunications Organization SA	6,479
4,393	Maxis Bhd	5,695
897	MTN Group Ltd	6,468
6,963	MultiChoice Group Ltd, (3)	62,387
10	NCSoft Corp	4,503
8,505	Ooredoo QPSC	151,823
2,149	SK Telecom Co Ltd	455,316
1,756	Taiwan Mobile Co Ltd	6,421
18,630	Telefonica Brasil SA	219,629
9,710	Telekom Malaysia Bhd	6,834
2,890,785	Telekomunikasi Indonesia Persero Tbk PT	768,847
1,212	Telkom SA SOC Ltd	7,168
76,981	Tencent Holdings Ltd	3,807,152
29,528	True Corp PCL, (2), (3)	4,763
2,092	Turkcell Iletisim Hizmetleri AS	4,380
447	Vodacom Group Ltd	3,596
	Total Communication Services	6,606,198
	Consumer Discretionary – 16.1%
17,881	Alibaba Group Holding Ltd, Sponsored ADR, (3)	3,318,177
1,702	Alsea SAB de CV, (3)	3,788
1,038	ANTA Sports Products Ltd	7,317
1,869	Arcelik AS	5,742
429	B2W Cia Digital, (3)	4,154
190,851	BAIC Motor Corp Ltd, 144A	133,796
116	Bajaj Auto Ltd	4,984

Shares	Description (1)	Value
	Consumer Discretionary (continued)
172	Baozun Inc., Sponsored ADR, (3)	$8,342
269,978	Brilliance China Automotive Holdings Ltd	296,978
68,404	BYD Co Ltd	465,594
112	CCC SA	6,068
3,615	Cheng Shin Rubber Industry Co Ltd	4,826
9,120	China First Capital Group Ltd, (3)	3,836
235,263	China Travel International Investment Hong Kong Ltd	54,277
26	CJ ENM Co Ltd	4,872
1,506	Ctripcom International Ltd, Sponsored ADR, (3)	66,339
290,015	Dongfeng Motor Group Co Ltd	281,313
18	Eicher Motors Ltd	5,262
912	Feng TAY Enterprise Co Ltd	7,393
460	FF Group, (3), (4)	619
121	Fila Korea Ltd	8,535
319	Foschini Group Ltd/The	4,111
28,836	Geely Automobile Holdings Ltd	57,853
1,105	Giant Manufacturing Co Ltd	8,421
1,144,425	GOME Retail Holdings Ltd, (3)	131,285
132,428	Guangzhou Automobile Group Co Ltd	142,296
139	Hankook Tire Co Ltd	4,730
494	Hanon Systems	5,307
146,731	HengTen Networks Group Ltd, (3)	4,208
127	Hero MotoCorp Ltd	4,574
14,598	Home Product Center PCL, (2)	7,179
635	Hotai Motor Co Ltd	9,597
69	Hotel Shilla Co Ltd	6,793
84	LG Electronics Inc.	5,451
495	Lojas Renner SA	5,874
3	LPP SA	6,712
36,968	Mahindra & Mahindra Ltd	343,351
3,391	Minor International PCL, (2), (3)	3,983
324	Mr Price Group Ltd	4,896
7,158	Naspers Ltd	1,824,969
3,418	New Oriental Education & Technology Group Inc., Sponsored ADR	326,282
4,801	Pou Chen Corp	5,834
2,632	Robinson PCL, (2), (3)	4,802
55,238	SACI Falabella	406,353
37,330	Shenzhou International Group Holdings Ltd	501,039
6,473	Tatung Co Ltd, (3)	4,985
531	Titan Co Ltd	8,868
873	Truworths International Ltd	4,603

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
46,490	Vipshop Holdings Ltd, Sponsored ADR, (3)	$400,279
1,122	Woolworths Holdings Ltd/South Africa	3,734
69	Woongjin Coway Co Ltd	5,186
2,510	Zhongsheng Group Holdings Ltd	6,591
	Total Consumer Discretionary	8,952,358
	Consumer Staples – 6.0%
35	Amorepacific Corp	6,232
57	Amorepacific Corp	5,709
96	AMOREPACIFIC Group	6,180
1,082	Arca Continental SAB de CV	6,132
11,941	Atacadao SA	64,084
274	Bid Corp Ltd	5,773
140	Britannia Industries Ltd	5,835
227,161	China Agri-Industries Holdings Ltd	73,255
40,620	China Mengniu Dairy Co Ltd	150,149
5,316	Cia Brasileira de Distribuicao	129,862
13	CJ CheilJedang Corp	3,506
358	Clicks Group Ltd	4,886
9,459	Coca-Cola Femsa SAB de CV, (3)	59,958
2,196	CP ALL PCL	5,314
950	Dabur India Ltd	5,433
7,820	Dali Foods Group Co Ltd, 144A	5,562
1,313	Embotelladora Andina SA	4,665
94,464	Fomento Economico Mexicano SAB de CV	920,064
642	Fraser & Neave Holdings Bhd	5,419
529	Godrej Consumer Products Ltd	4,965
32,145	Hindustan Unilever Ltd	810,214
3,344	Kimberly-Clark de Mexico SAB de CV	5,755
6	LG Household & Health Care Ltd	4,155
535	M Dias Branco SA, (3)	5,633
1,407	Marico Ltd	7,282
528	Natura Cosmeticos SA	6,983
829	Nestle India Ltd	129,650
168	Nestle Malaysia Bhd	5,937
1,084	Pick n Pay Stores Ltd	5,245
1,478	PPB Group Bhd	6,706
14,261	President Chain Store Corp	132,914
420	Shoprite Holdings Ltd	5,049
412	SPAR Group Ltd/The	5,575
252,739	Sun Art Retail Group Ltd	220,672
9,349	Thai Union Group PCL, (2), (3)	5,535

Shares	Description (1)	Value
	Consumer Staples (continued)
149,427	Unilever Indonesia Tbk PT	$477,118
2,650	Uni-President Enterprises Corp	6,295
	Total Consumer Staples	3,313,701
	Energy – 4.6%
192,216	China Oilfield Services Ltd	205,804
17,340	Cosan SA	205,738
391,665	Dialog Group Bhd	305,033
1,062,591	IRPC PCL, (2), (3)	188,054
6,451	Motor Oil Hellas Corinth Refineries SA	164,402
21,008	Petronas Dagangan Bhd	122,862
63,672	Petronet LNG Ltd	219,705
4,810	S-Oil Corp	379,645
120,106	Thai Oil PCL, (2), (3)	260,528
5,596	Tupras Turkiye Petrol Rafinerileri AS	115,585
77,231	Ultrapar Participacoes SA	410,564
	Total Energy	2,577,920
	Financials – 21.2%
342	Absa Group Ltd	3,919
14,498	Abu Dhabi Commercial Bank PJSC	38,997
176,400	AMMB Holdings Bhd	190,714
91,147	Axis Bank Ltd	1,002,497
1,059	B3 SA - Brasil Bolsa Balcao, (3)	9,235
210	Bajaj Finance Ltd	9,360
99,510	Banco Bradesco SA, (3)	896,276
26,540	Banco Bradesco SA, (3)	208,273
91	Banco de Credito e Inversiones SA	6,025
14,923	Banco Santander Brasil SA	170,034
74,583	Banco Santander Chile	5,220
85,157	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	142,489
719	Bancolombia SA	8,755
44,379	Bancolombia SA	560,978
320	Bank Handlowy w Warszawie SA	5,199
10,586	Bank Mandiri Persero Tbk PT	5,739
2,690	Bank Millennium SA, (3)	6,778
8,568	Bank Negara Indonesia Persero Tbk PT	5,772
3,237	Bank of the Philippine Islands	5,270
218	Bank Polska Kasa Opieki SA	6,475
2,125	BDO Unibank Inc.	5,464
490,849	Cathay Financial Holding Co Ltd	710,040
268,877	China Everbright Bank Co Ltd	132,632
2,606	China International Capital Corp Ltd, 144A	5,594

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
201,079	China Merchants Bank Co Ltd	$995,732
666,049	China Minsheng Banking Corp Ltd	500,042
100,231	CIMB Group Holdings Bhd	127,758
21,158	Commercial Bank PQSC/The	295,762
2,801	Commercial International Bank Egypt SAE, (DD1)	12,515
7,709	CTBC Financial Holding Co Ltd	5,276
18,008	DGB Financial Group Inc.	129,801
57,766	First Abu Dhabi Bank PJSC	251,625
37,165	FirstRand Ltd	176,048
471,842	Fubon Financial Holding Co Ltd	696,288
23,158	Grupo Financiero Banorte SAB de CV	146,231
152	Hana Financial Group Inc.	4,788
1,073	Hong Leong Bank Bhd	5,185
9,138	Hua Nan Financial Holdings Co Ltd	5,974
159	Hyundai Marine & Fire Insurance Co Ltd	5,206
620	Indiabulls Housing Finance Ltd	6,161
956	Investec Ltd	6,092
111,661	Itau Unibanco Holding SA	956,254
2,123	Itausa - Investimentos Itau SA	6,401
1,246	Kasikornbank PCL	7,435
19,429	KB Financial Group Inc.	768,411
139	Komercni banka as	5,260
2,233	Malayan Banking Bhd	4,996
1,569	mBank SA	181,570
6,227	Mega Financial Holding Co Ltd	5,975
3,519	Muangthai Capital PCL, (2), (3)	5,677
6,094	Nedbank Group Ltd	113,096
180,863	Old Mutual Ltd	290,037
129	OTP Bank Nyrt	5,714
485	Powszechny Zaklad Ubezpieczen SA	5,321
363	PSG Group Ltd	6,712
970	Public Bank Bhd	5,279
3,239	REC Ltd	6,871
402	Remgro Ltd	5,444
4,395	RHB Bank Bhd	6,336
1,245	RMB Holdings Ltd	7,250
3,142	Samsung Card Co Ltd	99,789
2,900	Samsung Fire & Marine Insurance Co Ltd	754,698
35,364	Sanlam Ltd	188,707
55	Santander Bank Polska SA	5,701
5,549	Shinhan Financial Group Co Ltd	209,486

Shares	Description (1)	Value
	Financials (continued)
1,450	Siam Commercial Bank PCL/The, (3)	$5,882
44,169	Standard Bank Group Ltd	613,105
14,142	Taishin Financial Holding Co Ltd	6,407
20,099	Taiwan Business Bank	8,293
83,120	TMB Bank PCL, (2), (3)	5,259
1,923	Yes Bank Ltd	4,610
9,833	Yuanta Financial Holding Co Ltd	5,696
	Total Financials	11,813,891
	Health Care – 2.2%
3,141	3SBio Inc., 144A	5,805
7,485	Bangkok Dusit Medical Services PCL, (3)	5,979
1,051	Bumrungrad Hospital PCL, (3)	5,827
3,434	China Resources Pharmaceutical Group Ltd, 144A	4,885
43,920	CSPC Pharmaceutical Group Ltd	84,645
3,035	Genscript Biotech Corp, (3)	7,737
3,297	Hartalega Holdings Bhd	4,011
26	Helixmith Co Ltd, (3)	5,794
214	Hutchison China MediTech Ltd, Sponsored ADR, (3)	6,437
4,335	IHH Healthcare Bhd	5,830
2,837	Life Healthcare Group Holdings Ltd	5,155
442	Lupin Ltd	5,538
6,057	Luye Pharma Group Ltd, 144A	5,482
177	Piramal Enterprises Ltd	5,980
4,691	Richter Gedeon Nyrt	92,774
210,505	Shandong Weigao Group Medical Polymer Co Ltd	206,604
45,929	Shanghai Fosun Pharmaceutical Group Co Ltd	157,772
2,060	Shanghai Pharmaceuticals Holding Co Ltd	4,311
401,693	Sihuan Pharmaceutical Holdings Group Ltd	108,034
83,567	Sinopharm Group Co Ltd	328,073
6,890	SSY Group Ltd	6,508
4,163	Tong Ren Tang Technologies Co Ltd	5,773
14,227	Wuxi Biologics Cayman Inc., 144A, (3)	143,079
28	Yuhan Corp	5,884
	Total Health Care	1,217,917
	Industrials – 8.3%
209,526	Aboitiz Equity Ventures Inc.	223,548
4,914	Air China Ltd	5,856
99,700	Airports of Thailand PCL, (3)	213,141
20,563	Alliance Global Group Inc.	5,903
1,335	Aselsan Elektronik Sanayi Ve Ticaret AS	4,571
4,927	Ashok Leyland Ltd	6,170

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
360	Bidvest Group Ltd/The	$5,452
22,059	BOC Aviation Ltd, 144A	189,790
20,905	BTS Group Holdings PCL, (2), (3)	7,727
6,958	CAR Inc., (3)	5,632
26,129	CCR SA	77,323
15,928	China Airlines Ltd	5,051
173,071	China Conch Venture Holdings Ltd	584,595
7,552	China Eastern Airlines Corp Ltd	5,362
32	CJ Corp	3,274
4	CJ Corp, (2), (3)	126
3,634	Country Garden Services Holdings Co Ltd	6,716
557	Daelim Industrial Co Ltd	46,156
17,739	DP World PLC, (3)	354,780
12,352	Eva Airways Corp	6,056
12,648	Evergreen Marine Corp Taiwan Ltd	5,546
322,818	Far Eastern New Century Corp	352,059
6,765	Greentown Service Group Co Ltd	5,838
597	Grupo Aeroportuario del Pacifico SAB de CV	6,029
12,206	Grupo Aeroportuario del Sureste SAB de CV	199,758
190	GS Engineering & Construction Corp	6,604
11,416	HAP Seng Consolidated Bhd	27,280
718	Hiwin Technologies Corp	6,820
8,287	Hyundai Engineering & Construction Co Ltd	372,441
24,765	Jasa Marga Persero Tbk PT	10,601
12,822	JG Summit Holdings Inc.	16,239
483	Latam Airlines Group SA	4,754
10,133	LG Corp	633,231
593	Localiza Rent a Car SA	5,434
117	Lotte Corp	4,913
2,819	Malaysia Airports Holdings Bhd	5,202
7,205	Rumo SA, (3)	33,013
197,554	Sime Darby Bhd	110,854
216,261	Sinotrans Ltd	88,760
16,672	SM Investments Corp	303,927
6,745	Taiwan High Speed Rail Corp	8,207
1,288	TAV Havalimanlari Holding AS	5,459
1,777	Turk Hava Yollari AO, (3)	4,260
88,326	WEG SA	415,436
6,052	Westports Holdings Bhd	5,562
66,529	Xinjiang Goldwind Science & Technology Co Ltd	72,589

Shares	Description (1)	Value
	Industrials (continued)
152,002	Zhejiang Expressway Co Ltd	$ 162,941
	Total Industrials	4,630,986
	Information Technology – 15.6%
50,162	AAC Technologies Holdings Inc.	324,166
7,276	Acer Inc.	4,933
726	Advantech Co Ltd	5,874
139,806	ASE Technology Holding Co Ltd	324,394
744,715	AU Optronics Corp	266,305
5,153	BYD Electronic International Co Ltd	9,208
495	Catcher Technology Co Ltd	3,917
2,133	Cielo SA	4,147
1,506	Delta Electronics Inc.	7,920
198	GDS Holdings Ltd, ADR, (3)	7,748
372	HCL Technologies Ltd	6,311
80,725	Infosys Ltd	869,125
16,957	Innolux Corp	5,433
7,759	Inventec Corp	6,227
6,178	Kingboard Laminates Holdings Ltd	6,481
5,047	Kingdee International Software Group Co Ltd	6,176
41,297	Legend Holdings Corp, 144A	112,383
770,706	Lenovo Group Ltd	714,181
24,836	LG Display Co Ltd	424,156
61	LG Innotek Co Ltd	6,397
5,048	Lite-On Technology Corp	7,114
44,219	MediaTek Inc.	422,857
2,049	Micro-Star International Co Ltd	5,676
3,382	Quanta Computer Inc.	6,479
52	Samsung Electro-Mechanics Co Ltd	4,830
3,751	Samsung SDI Co Ltd	759,416
355,714	Taiwan Semiconductor Manufacturing Co Ltd	2,981,454
34,557	Tata Consultancy Services Ltd	1,120,992
486	Tech Mahindra Ltd	5,841
77,815	TravelSky Technology Ltd	199,859
11,395	United Microelectronics Corp	4,960
1,579	Win Semiconductors Corp, (3)	10,577
7,900	Wistron Corp	6,545
19,595	Xinyi Solar Holdings Ltd	11,164
	Total Information Technology	8,663,246
	Materials – 9.2%
764	Anglo American Platinum Ltd	38,475
287	Asian Paints Ltd	6,041

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
397,580	China Molybdenum Co Ltd	$149,497
323,202	China Steel Corp	260,959
176,948	China Zhongwang Holdings Ltd	96,533
59,035	Empresas CMPC SA	199,233
149,047	Eregli Demir ve Celik Fabrikalari TAS	228,708
1,621	Formosa Chemicals & Fibre Corp	5,823
275	Hanwha Chemical Corp	4,850
3,192	Indorama Ventures PCL, (2)	4,574
14,792	Industrias Penoles SAB de CV	169,514
14,952	KGHM Polska Miedz SA	401,717
1,134	Klabin SA	4,765
6,838	Kumba Iron Ore Ltd	204,454
164,314	Lee & Man Paper Manufacturing Ltd	133,204
2,290	LG Chem Ltd	707,692
413	LG Chem Ltd	70,887
1,830	Lotte Chemical Corp	420,627
2,808	Mondi Ltd	61,755
211,797	Nan Ya Plastics Corp	535,301
58	OCI Co Ltd	4,622
6,756	Pabrik Kertas Tjiwi Kimia Tbk PT	4,777
12,376	PhosAgro PJSC, GDR	155,814
339	Pidilite Industries Ltd	6,005
19,509	Polymetal International PLC	205,142
5,719	Polyus PJSC, GDR	224,185
147,603	Press Metal Aluminium Holdings Bhd	169,576
182,665	PTT Global Chemical PCL, (2), (3)	393,366
912	Sappi Ltd	4,337
399	Siam Cement PCL/The	5,749
131	Sociedad Quimica y Minera de Chile SA	4,638
2,656	Suzano SA	27,385
13,028	UPL Ltd	181,417
	Total Materials	5,091,622
	Real Estate – 1.8%
6,825	Ayala Land Inc.	6,411
2,155	BR Malls Participacoes SA	6,710
2,479	Central Pattana PCL, (2), (3)	5,863
51,809	China Overseas Land & Investment Ltd	193,820
133,401	China Vanke Co Ltd	516,063
10,585	Emaar Malls PJSC	5,014
4,549	Fortress REIT Ltd	6,115
5,534	Fortress REIT Ltd	4,192

Shares	Description (1)	Value
	Real Estate (continued)
6,922	Greentown China Holdings Ltd	$6,264
3,119	Growthpoint Properties Ltd	5,413
957	Hyprop Investments Ltd	4,673
14,704	IOI Properties Group Bhd	4,872
15,820	Land & Houses PCL, (3)	5,500
1,115	Multiplan Empreendimentos Imobiliarios SA	6,763
644	NEPI Rockcastle PLC, (DD1)	5,356
168,514	Pakuwon Jati Tbk PT	8,455
7,942	Redefine Properties Ltd	5,457
893	Resilient REIT Ltd	3,537
4,445	Ruentex Development Co Ltd	6,099
13,953	Shenzhen Investment Ltd	5,549
19,912	Shui On Land Ltd	4,848
18,042	Sime Darby Property Bhd	4,844
11,619	Sino-Ocean Group Holding Ltd	5,213
95,637	SM Prime Holdings Inc.	76,069
221,388	SOHO China Ltd	80,141
8,478	SP Setia Bhd Group	4,655
11,261	Yuzhou Properties Co Ltd	5,942
	Total Real Estate	993,838
	Utilities – 2.8%
10,083	Aguas Andinas SA	5,775
603,340	Beijing Enterprises Water Group Ltd	374,521
336,664	China Longyuan Power Group Corp Ltd	231,726
2,899	Cia Energetica de Minas Gerais	10,817
32,222	Enel Americas SA	5,631
55,553	Enel Chile SA	5,548
120,509	Energy Absolute PCL, (2), (3)	210,443
593	Engie Brasil Energia SA	6,679
554	ENN Energy Holdings Ltd	5,233
507,532	Huaneng Renewables Corp Ltd	146,203
1,462	Infraestructura Energetica Nova SAB de CV	6,367
19,392	Interconexion Electrica SA ESP	94,814
803	Manila Electric Co	5,932
140,040	Power Grid Corp of India Ltd	375,400
106,795	Towngas China Co Ltd	84,942
	Total Utilities	1,570,031
	Total Common Stocks (cost $54,181,726)	55,431,708

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1%
37,875	Bharti Airtel Ltd, (2)	$49,156
169	Minor International PCL, (2)	20
	Total Common Stock Rights (cost $-)	49,176
	Total Long-Term Investments (cost $54,181,726)	55,480,884

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 130	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$ 130,000
	Total Short-Term Investments (cost $130,000)				130,000
	Total Investments (cost $54,311,726) – 100.0%				55,610,884
	Other Assets Less Liabilities – 0.0%				8,799
	Net Assets – 100%				$ 55,619,683
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
DD1	Portion of investment purchased on a delayed delivery basis.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Communication Services – 6.3%
1,777	BT Group PLC	$5,306
616	Informa PLC	6,256
2,797	ITV PLC	4,983
131	JCDecaux SA	4,287
11,530	KDDI Corp, (DD1)	263,003
1,557	Koninklijke KPN NV	4,774
2,661	Nintendo Co Ltd, (DD1)	907,906
18,411	NTT DOCOMO Inc.	398,471
264	Orange SA	4,132
17,073	Pearson PLC	184,779
270	ProSiebenSat1 Media SE	4,247
2,637	Schibsted ASA	62,940
243	SES SA	4,131
7	Swisscom AG	3,261
356	Tele2 AB	4,745
1,627	Telefonica Deutschland Holding AG	5,280
699	Telefonica SA, (2)	5,822
27,407	Telenor ASA	548,932
1,347	Telia Co AB	5,730
2,622	Telstra Corp Ltd	6,238
356,741	Vodafone Group PLC	660,393
18,523	WPP PLC	230,947
	Total Communication Services	3,326,563
	Consumer Discretionary – 12.4%
24	adidas AG	6,162
402	Asics Corp	4,927
659	Barratt Developments PLC	5,170
2,074	Bayerische Motoren Werke AG	152,941
6,927	Bayerische Motoren Werke AG	589,218
205	Benesse Holdings Inc.	5,642
127	Berkeley Group Holdings PLC	6,219
223	Burberry Group PLC	5,864
85	Cie Financiere Richemont SA	6,214
39	Cie Generale des Etablissements Michelin SCA	5,033
15,515	Compass Group PLC	352,541

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
2,009	Denso Corp, (DD1)	$87,539
233	Electrolux AB	5,718
482	Fast Retailing Co Ltd, (DD1)	278,099
2,413	Harvey Norman Holdings Ltd	7,082
19,508	Hennes & Mauritz AB	339,771
29,142	Honda Motor Co Ltd	811,397
65	HUGO BOSS AG	4,528
730	Husqvarna AB	6,654
6,180	Industria de Diseno Textil SA	186,792
10	Kering SA	5,906
30,235	Kingfisher PLC	104,097
1,515	Marks & Spencer Group PLC	5,647
116	Moncler SpA	4,754
80	Next PLC	6,013
211	NGK Spark Plug Co Ltd	4,086
351	Nikon Corp	4,885
6,478	Oriental Land Co Ltd/Japan	713,671
21,224	Panasonic Corp	194,565
100	Pandora A/S	4,191
485	Peugeot SA	12,697
797	Pirelli & C SpA, 144A	5,813
9	Puma SE	5,563
32,108	Rakuten Inc.	356,035
7,172	Renault SA	488,851
34	SEB SA	6,219
378	Sekisui Chemical Co Ltd	6,045
14,343	Sekisui House Ltd, (DD1)	230,776
47,231	Shangri-La Asia Ltd	66,945
52	Sodexo SA	5,959
18,400	Sony Corp	861,062
179	Stanley Electric Co Ltd	4,838
2,215	Taylor Wimpey PLC	5,238
51,155	Techtronic Industries Co Ltd	369,706
351	USS Co Ltd	6,700
175	Valeo SA	6,348
5,495	Wesfarmers Ltd	139,274
86	Whitbread PLC	5,000
4,095	Yamada Denki Co Ltd, (DD1)	19,377
114	Yamaha Corp	5,886
284	Yamaha Motor Co Ltd	5,834

Shares	Description (1)	Value
	Consumer Discretionary (continued)
172	Zalando SE, (2)	$ 8,084
	Total Consumer Discretionary	6,537,576
	Consumer Staples – 12.2%
13,227	Aeon Co Ltd, (DD1)	243,994
6,541	Associated British Foods PLC	218,210
3	Barry Callebaut AG	5,494
59	Beiersdorf AG	6,443
11,390	Carrefour SA	221,724
2,064	Casino Guichard Perrachon SA	84,429
1	Chocoladefabriken Lindt & Spruengli AG	6,649
772	Coca-Cola Amatil Ltd	4,782
7,569	Coca-Cola European Partners PLC	405,623
167	Coca-Cola HBC AG	5,967
9,283	Danone SA	749,881
201	Essity AB	5,958
3,865	Henkel AG & Co KGaA	367,961
70	Henkel AG & Co KGaA	7,079
173	ICA Gruppen AB	6,251
65,597	J Sainsbury PLC	190,272
619	Jeronimo Martins SGPS SA	10,073
1,702	Kao Corp, (DD1)	130,766
53	Kerry Group PLC	5,928
89	Lawson Inc.	4,147
3,006	L'Oreal SA	825,699
6,819	METRO AG	115,395
10,707	Mowi ASA	231,412
18,463	Nestle SA	1,776,543
84	Nissin Foods Holdings Co Ltd	5,528
20,036	Orkla ASA	156,720
104	Unilever NV	6,289
10,891	Unilever PLC	661,274
1,766	Wm Morrison Supermarkets PLC	4,971
	Total Consumer Staples	6,465,462
	Energy – 3.1%
9,719	Caltex Australia Ltd	186,136
8,461	Enagas SA	240,849
25,538	John Wood Group PLC	156,642
2,649	Koninklijke Vopak NV	118,007
14,349	Neste Oyj	473,422
68,691	Snam SpA	349,267

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
12,089	WorleyParsons Ltd	$ 121,847
	Total Energy	1,646,170
	Financials – 20.2%
2,212	3i Group PLC	30,870
216	ABN AMRO Group NV	5,076
3,539	Allianz SE	851,931
109,844	AMP Ltd	175,502
406	Assicurazioni Generali SpA	7,872
74	ASX Ltd	3,880
34,539	Australia & New Zealand Banking Group Ltd	661,239
129,629	Aviva PLC	725,816
269	AXA SA	7,158
65,125	Banco Bilbao Vizcaya Argentaria SA	395,436
49,479	Banco Santander SA	250,168
34,694	Bank Hapoalim BM	254,834
839	Bendigo & Adelaide Bank Ltd	6,082
113	BNP Paribas SA	6,009
65,572	BOC Hong Kong Holdings Ltd	293,366
1,729	CaixaBank SA, (2)	5,501
5,551	CNP Assurances	130,890
40,532	DBS Group Holdings Ltd	841,191
47	Deutsche Boerse AG	6,263
86	Eurazeo SE	6,742
13,411	Hang Seng Bank Ltd	352,138
12,829	Hong Kong Exchanges & Clearing Ltd	444,781
508	ING Groep NV	6,465
234,986	Intesa Sanpaolo SpA	615,446
25,636	Investec PLC	162,089
13,148	Investor AB	626,089
144	Julius Baer Group Ltd	6,941
73	KBC Group NV	5,401
9,061	Kinnevik AB	263,534
1,823	Legal & General Group PLC	6,612
97	London Stock Exchange Group PLC	6,340
202	MS&AD Insurance Group Holdings Inc., (DD1)	6,235
28	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,998
1,150	Natixis SA	6,764
10,375	ORIX Corp	146,391
305	Prudential PLC	6,899
1,089	Singapore Exchange Ltd	5,904
601	Skandinaviska Enskilda Banken AB	5,729

Shares	Description (1)	Value
	Financials (continued)
1,096	Sompo Holdings Inc., (DD1)	$40,947
87,918	Standard Chartered PLC	802,300
12,342	Sumitomo Mitsui Trust Holdings Inc.	428,188
552	Svenska Handelsbanken AB	6,018
277	Swedbank AB	4,489
4,055	Swiss Re AG	390,219
358	T&D Holdings Inc.	3,846
9,402	Tokio Marine Holdings Inc.	472,907
145	Tryg A/S	4,427
20,684	UBS Group AG	277,377
44	Wendel SA	6,085
46,233	Westpac Banking Corp	895,206
	Total Financials	10,678,591
	Health Care – 8.0%
48,282	Astellas Pharma Inc., (DD1)	654,164
12,433	AstraZeneca PLC	928,086
562	Chugai Pharmaceutical Co Ltd	35,524
44	Cochlear Ltd	5,802
58	Coloplast A/S	6,253
51,688	ConvaTec Group PLC	93,359
944	CSL Ltd	131,937
8,018	Eisai Co Ltd	464,630
50	EssilorLuxottica SA	6,080
608	Fisher & Paykel Healthcare Corp Ltd	6,411
2,315	H Lundbeck A/S	97,303
5,591	Koninklijke Philips NV	237,882
575	Lonza Group AG	177,579
111	Novo Nordisk A/S	5,424
158	Orion Oyj	5,247
109	QIAGEN NV, (2)	4,206
178	Ramsay Health Care Ltd	8,184
3,921	Roche Holding AG	1,033,543
588	Ryman Healthcare Ltd	4,764
3,120	Sanofi	270,950
382	Santen Pharmaceutical Co Ltd	5,810
32	Sartorius AG	5,853
50	Sartorius Stedim Biotech	6,780
374	Sonic Healthcare Ltd	6,752
29	Sonova Holding AG	5,848
763	Sumitomo Dainippon Pharma Co Ltd	16,784
101	Sysmex Corp	5,760

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
46	UCB SA	$3,646
84	Vifor Pharma AG	10,980
	Total Health Care	4,245,541
	Industrials – 18.9%
20,756	ABB Ltd	427,138
114	Adecco Group AG	6,547
1,107	Aeroports de Paris	225,296
262	Alfa Laval AB	6,074
5,023	Alstom SA	220,668
210	Ashtead Group PLC	5,809
284	Assa Abloy AB	6,052
173	Atlas Copco AB	5,372
191	Atlas Copco AB	5,431
1,194	Auckland International Airport Ltd	6,346
5,893	Bouygues SA	221,508
745	Brambles Ltd	6,319
117	Brenntag AG	6,302
269	Bureau Veritas SA	6,807
18,564	Cie de Saint-Gobain	758,122
22,580	CNH Industrial NV	244,653
101	Daifuku Co Ltd	6,148
6,107	Daikin Industries Ltd, (DD1)	773,142
65	DCC PLC	5,803
10,167	Deutsche Post AG	352,079
130	Edenred	6,121
62	Eiffage SA	6,469
8,088	Experian PLC	234,602
346	Ferguson PLC	24,538
18,286	Ferrovial SA	450,029
1,011	Fraport AG Frankfurt Airport Services Worldwide	83,663
15	Geberit AG	6,290
2,605	Getlink SE	41,894
604	Hino Motors Ltd	5,683
210	Hitachi Construction Machinery Co Ltd	5,562
37	HOCHTIEF AG	5,515
85	Intertek Group PLC	5,928
183	ISS A/S	5,686
390	Kajima Corp	5,760
5,324	Kawasaki Heavy Industries Ltd	123,617
102	Keio Corp	6,136
816	KION Group AG	55,821

Shares	Description (1)	Value
	Industrials (continued)
10,445	Komatsu Ltd, (DD1)	$267,467
25,339	Kubota Corp	382,900
47	Kuehne + Nagel International AG	6,829
201	Kyushu Railway Co, (DD1)	6,533
88	Legrand SA	6,462
28,913	Meggitt PLC	205,198
133	Metso OYJ	4,950
13,890	Mitsubishi Electric Corp	197,297
57,347	MTR Corp Ltd	341,360
1,939	MTU Aero Engines AG	455,686
219	Nagoya Railroad Co Ltd	5,919
490	NGK Insulators Ltd	7,233
203	Nippon Express Co Ltd	11,118
592	Obayashi Corp	5,788
231	Odakyu Electric Railway Co Ltd	5,422
3,620	OSRAM Licht AG	123,696
126	Randstad NV	7,190
9,155	Recruit Holdings Co Ltd, (DD1)	273,643
19,913	RELX PLC	456,629
9,550	Rexel SA	128,218
33,901	Royal Mail PLC	111,725
362	Sandvik AB	6,688
8,731	Schneider Electric SE	738,363
3	SGS SA	7,917
663	Shimizu Corp	5,649
8,373	Siemens AG	1,001,608
365	Skanska AB	6,347
374	SKF AB	6,914
295	Smiths Group PLC	5,855
59	Societe BIC SA	5,081
127	Sohgo Security Services Co Ltd	5,650
1,158	Sydney Airport	6,211
25	Teleperformance	4,799
305	Tokyu Corp	4,962
82,303	Transurban Group	778,565
64	Vestas Wind Systems A/S	5,784
400	Volvo AB	6,395
352	Wartsila OYJ Abp	5,610
298	Weir Group PLC/The	6,447
100	Wolters Kluwer NV	6,969
	Total Industrials	9,996,007

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology – 4.2%
75	Amadeus IT Group SA	$5,961
2,121	ASML Holding NV	441,029
3,042	Atos SE	312,893
34	Capgemini SE	4,119
3,293	Fujitsu Ltd, (DD1)	240,526
1,862	Ingenico Group SA	156,840
5,388	Kyocera Corp, (DD1)	347,831
126	Murata Manufacturing Co Ltd	6,743
752	Nokia OYJ	3,943
115	Omron Corp	6,144
3,650	SAP SE	468,696
249	Shimadzu Corp	6,649
10,005	STMicroelectronics NV	183,606
37	Tokyo Electron Ltd	5,862
43	Wixcom Ltd, (2)	5,769
174	Yaskawa Electric Corp	6,398
278	Yokogawa Electric Corp	5,786
	Total Information Technology	2,208,795
	Materials – 7.8%
2,100	Akzo Nobel NV	178,158
561	Amcor Ltd/Australia	6,330
14,798	Antofagasta PLC	175,166
60	Arkema SA	6,150
2,251	Asahi Kasei Corp	23,101
10,204	Boliden AB	302,681
3,636	Chr Hansen Holding A/S	370,606
276	Clariant AG	5,672
2,894	Covestro AG	158,111
85	Croda International PLC	5,741
2,715	Daicel Corp	30,276
10,966	Fletcher Building Ltd	37,736
65	Givaudan SA	168,337
3,920	Hitachi Chemical Co Ltd	103,829
8,000	Hitachi Metals Ltd, (DD1)	92,013
98	Imerys SA	5,215
7,129	Johnson Matthey PLC	310,131
987	Kansai Paint Co Ltd	18,743
1,314	Koninklijke DSM NV	149,984
410	Kuraray Co Ltd	5,474
769	Mitsubishi Chemical Holdings Corp	5,448
231	Mondi PLC	5,061

Shares	Description (1)	Value
	Materials (continued)
23,362	Newcrest Mining Ltd	$411,248
91	Nitto Denko Corp	4,894
433	Orica Ltd	5,669
5,032	Showa Denko KK, (DD1)	170,105
94	Sika AG	14,391
192	Smurfit Kappa Group PLC	5,623
13,295	Stora Enso OYJ	164,865
55,561	Sumitomo Chemical Co Ltd	275,373
8,679	Sumitomo Metal Mining Co Ltd	271,104
65	Symrise AG	6,243
375	Teijin Ltd	6,421
51,727	Toray Industries Inc.	352,046
6,225	Umicore SA	240,684
193	UPM-Kymmene OYJ	5,431
	Total Materials	4,098,060
	Real Estate – 2.5%
9,466	British Land Co PLC/The	73,302
4,389	CapitaLand Commercial Trust	6,255
40,000	CapitaLand Ltd	103,732
2,575	CapitaLand Mall Trust	4,578
14,534	City Developments Ltd	95,455
64	Covivio	6,921
15,959	Daiwa House Industry Co Ltd	445,777
107	Deutsche Wohnen SE	4,805
596	Dexus	5,244
47	Gecina SA	7,011
658	Goodman Group	6,095
1,293	GPT Group/The	5,215
28,857	Hammerson PLC	121,097
577	Hulic Co Ltd	4,963
1,092	Hysan Development Co Ltd	6,110
74	ICADE	6,319
12,057	Land Securities Group PLC	145,078
441	Lendlease Group	4,128
2,270	Mirvac Group	4,522
354	Mitsubishi Estate Co Ltd	5,961
3	Nippon Prologis REIT Inc.	6,438
289	Nomura Real Estate Holdings Inc.	6,111
400	Segro PLC	3,538
2,152	Stockland	5,710
3,170	Sun Hung Kai Properties Ltd	54,710

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
43,644	Swire Properties Ltd	$177,182
79	Swiss Prime Site AG	6,342
42	Unibail-Rodamco-Westfield	7,213
1,187	UOL Group Ltd	6,610
	Total Real Estate	1,336,422
	Utilities – 3.6%
18,021	Meridian Energy Ltd	48,794
69,921	National Grid PLC	762,126
7,059	Orsted A/S	539,996
11,287	Red Electrica Corp SA, (2)	233,823
1,035	Terna Rete Elettrica Nazionale SpA	6,192
25,422	United Utilities Group PLC	274,676
1,293	Verbund AG	64,078
	Total Utilities	1,929,685
	Total Long-Term Investments (cost $52,706,443)	52,468,872

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 100	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$ 100,000
	Total Short-Term Investments (cost $100,000)				100,000
	Total Investments (cost $52,806,443) – 99.4%				52,568,872
	Other Assets Less Liabilities – 0.6%				300,885
	Net Assets – 100%				$ 52,869,757
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 11.1%
1,449	Alphabet Inc., Class A, (2)	$1,737,293
1,995	Alphabet Inc., Class C, (2)	2,371,017
22,851	Liberty Global PLC, (2)	597,554
8,477	Liberty Global PLC, (2)	228,964
13,065	Walt Disney Co/The	1,789,513
	Total Communication Services	6,724,341
	Consumer Discretionary – 15.6%
37	Advance Auto Parts Inc.	6,154
75	Aptiv PLC	6,428
9,592	Aramark	298,119
579	Booking Holdings Inc., (2)	1,074,039
35	Burlington Stores Inc., (2)	5,912
90	CarMax Inc., (2)	7,007
418	Chipotle Mexican Grill Inc., (2)	287,601
365	eBay Inc.	14,144
1,400	Hilton Worldwide Holdings Inc.	121,786
8,020	Home Depot Inc/The	1,633,674
11,172	LKQ Corp, (2)	336,277
10,436	Lowe's Cos Inc.	1,180,729
1,734	Lululemon Athletica Inc., (2)	305,791
413	Mattel Inc.	5,034
1,968	MercadoLibre Inc.	952,788
10,458	NIKE Inc, Class B	918,526
50	PVH Corp	6,449
59	Ross Stores Inc.	5,762
4,054	Starbucks Corp	314,915
2,875	Tesla Inc., (2)	686,234
4,967	TJX Cos Inc/The	272,589
16	Ulta Beauty Inc., (2)	5,584
269	Under Armour Inc., (2)	6,211
5,034	Under Armour Inc., (2)	104,304
1,797	Vail Resorts Inc.	411,243
2,698	Wayfair Inc., (2)	437,481
	Total Consumer Discretionary	9,404,781

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples – 3.2%
85	Church & Dwight Co Inc.	$6,371
4,158	Costco Wholesale Corp	1,020,914
2,672	Estee Lauder Cos Inc/The	459,076
132	Hormel Foods Corp	5,272
464	Lamb Weston Holdings Inc.	32,503
2,684	McCormick & Co Inc/MD	413,256
	Total Consumer Staples	1,937,392
	Energy – 2.3%
14,941	Baker Hughes a GE Co	358,883
9,361	Cheniere Energy Inc., (2)	602,380
227	National Oilwell Varco Inc.	5,934
6,450	ONEOK Inc.	438,149
	Total Energy	1,405,346
	Financials – 7.5%
9,406	American Express Co	1,102,665
3,503	Charles Schwab Corp/The	160,367
67	Comerica Inc.	5,266
57	First Republic Bank/CA	6,020
7,922	Intercontinental Exchange Inc.	644,455
3,878	Marsh & McLennan Cos Inc.	365,657
776	Moody's Corp	152,577
12,526	Progressive Corp/The	978,907
4,536	S&P Global Inc.	1,000,914
552	SVB Financial Group, (2)	138,949
	Total Financials	4,555,777
	Health Care – 10.6%
1,870	ABIOMED Inc., (2)	518,757
3,100	Align Technology Inc., (2)	1,006,508
70	Biogen Inc., (2)	16,047
429	BioMarin Pharmaceutical Inc., (2)	36,692
8,120	Celgene Corp, (2)	768,639
5,992	Centene Corp, (2)	308,948
93	Cerner Corp	6,180
3,316	Cigna Corp	526,713
18	Cooper Cos Inc/The	5,219
90	DaVita Inc., (2)	4,972
116	DexCom Inc., (2)	14,044
3,018	Edwards Lifesciences Corp, (2)	531,379
6,439	Eli Lilly & Co	753,621
2,588	Humana Inc.	661,001
17	Illumina Inc., (2)	5,304

Shares	Description (1)	Value
	Health Care (continued)
2,475	IQVIA Holdings Inc., (2)	$343,777
47	Jazz Pharmaceuticals PLC, (2)	6,099
56	Laboratory Corp of America Holdings, (2)	8,956
9	Mettler-Toledo International Inc., (2)	6,707
5,462	Nektar Therapeutics, (2)	174,893
55	ResMed Inc.	5,748
19	Teleflex Inc.	5,437
45	Varian Medical Systems Inc., (2)	6,128
3,771	Vertex Pharmaceuticals Inc., (2)	637,224
36	Waters Corp, (2)	7,687
129	Zoetis Inc.	13,137
	Total Health Care	6,379,817
	Industrials – 11.8%
431	3M Co	81,679
45	Acuity Brands Inc.	6,585
112	AO Smith Corp	5,888
3,026	CH Robinson Worldwide Inc.	245,106
27	Cintas Corp	5,863
867	Copart Inc., (2)	58,366
61	Dover Corp	5,980
95	Fastenal Co	6,702
484	Fortive Corp	41,789
120	Fortune Brands Home & Security Inc.	6,334
8,926	IHS Markit Ltd, (2)	511,103
70	Illinois Tool Works Inc.	10,894
7,243	Ingersoll-Rand PLC	888,064
1,802	L3 Technologies Inc.	393,881
27	Lennox International Inc.	7,329
48	Middleby Corp/The, (2)	6,342
3,603	Rockwell Automation Inc.	651,098
132	Rollins Inc.	5,104
2,714	Roper Technologies Inc.	976,226
113	Sensata Technologies Holding PLC, (2)	5,643
4,875	Spirit AeroSystems Holdings Inc.	423,638
1,815	TransDigm Group Inc., (2)	875,774
8,402	TransUnion	585,199
7,382	United Parcel Service Inc.	784,116
1,857	United Rentals Inc., (2)	261,688
48	Verisk Analytics Inc.	6,775
19	WW Grainger Inc.	5,358

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
3,129	Xylem Inc/NY	$ 260,959
	Total Industrials	7,123,483
	Information Technology – 31.8%
6,979	Accenture PLC	1,274,854
4,945	Adobe Inc., (2)	1,430,341
15,791	Applied Materials Inc.	695,909
5,384	Autodesk Inc., (2)	959,483
6,696	Automatic Data Processing Inc.	1,100,755
110	Cadence Design Systems Inc., (2)	7,632
4,139	Intuit Inc.	1,039,137
5,590	Keysight Technologies Inc., (2)	486,498
39,932	Microsoft Corp	5,215,119
7,125	NVIDIA Corp	1,289,625
7,925	salesforcecom Inc., (2)	1,310,399
10,937	Texas Instruments Inc.	1,288,707
7,484	Trimble Inc., (2)	305,497
12,916	Visa Inc, Class A	2,123,778
3,479	VMware Inc., (2)	710,168
	Total Information Technology	19,237,902
	Materials – 3.4%
9,774	Axalta Coating Systems Ltd, (2)	263,703
3,246	Ball Corp	194,565
5,317	Ecolab Inc.	978,753
5,475	PPG Industries Inc.	643,313
	Total Materials	2,080,334
	Real Estate – 2.6%
5,968	American Tower Corp	1,165,551
116	CBRE Group Inc., (2)	6,040
5,372	Prologis Inc.	411,871
	Total Real Estate	1,583,462
	Total Long-Term Investments (cost $53,643,148)	60,432,635
	Other Assets Less Liabilities – 0.1%	79,632
	Net Assets – 100%	$ 60,512,267
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
See accompanying notes to financial statements.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 7.0%
35,476	CenturyLink Inc.	$405,136
40,864	Comcast Corp	1,778,810
225	Discovery Inc., (2)	6,471
255	Interpublic Group of Cos Inc/The	5,865
84	Liberty Broadband Corp, (2)	8,292
78	Omnicom Group Inc.	6,242
17,820	Sprint Corp, (2)	99,436
32,926	Verizon Communications Inc.	1,883,038
208	Viacom Inc.	6,013
	Total Communication Services	4,199,303
	Consumer Discretionary – 4.9%
4,409	Aptiv PLC	377,851
1,226	Darden Restaurants Inc.	144,178
234	Gap Inc/The	6,103
1,188	Garmin Ltd	101,859
10,954	Goodyear Tire & Rubber Co/The	210,426
249	H&R Block Inc	6,775
433	Hanesbrands Inc.	7,824
3,783	Harley-Davidson Inc.	140,841
134	Kohl's Corp	9,527
217	L Brands Inc.	5,564
154	Leggett & Platt Inc.	6,062
236	Macy's Inc.	5,555
46	Mohawk Industries Inc., (2)	6,268
13,827	Newell Brands Inc.	198,832
134	Nordstrom Inc.	5,497
219	PulteGroup Inc.	6,890
5,501	Royal Caribbean Cruises Ltd	665,291
11,055	Target Corp	855,878
856	Tiffany & Co	92,294
1,196	VF Corp	112,914
	Total Consumer Discretionary	2,966,429
	Consumer Staples – 12.3%
6,768	Bunge Ltd	354,711
183	Campbell Soup Co	7,080

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
35,418	Coca-Cola Co/The	$1,737,607
5,690	Colgate-Palmolive Co	414,175
18,929	General Mills Inc.	974,276
160	Hormel Foods Corp	6,390
1,276	Kellogg Co	76,943
586	Kimberly-Clark Corp	75,231
13,012	PepsiCo Inc.	1,666,186
19,306	Procter & Gamble Co/The	2,055,703
	Total Consumer Staples	7,368,302
	Energy – 6.2%
8,631	Baker Hughes a GE Co	207,317
5,241	Helmerich & Payne Inc.	306,703
3,936	HollyFrontier Corp	187,865
12,011	ONEOK Inc.	815,907
120	Targa Resources Corp	4,818
20,600	TechnipFMC PLC	506,554
9,902	Valero Energy Corp	897,716
27,775	Williams Cos Inc/The	786,866
	Total Energy	3,713,746
	Financials – 22.2%
71	Affiliated Managers Group Inc.	7,875
1,640	Allstate Corp/The	162,458
21,361	American International Group Inc.	1,016,143
61	Ameriprise Financial Inc.	8,953
339	Arch Capital Group Ltd, (2)	11,451
83	Arthur J Gallagher & Co	6,941
53	Assurant Inc.	5,035
303	AXA Equitable Holdings Inc.	6,875
18,421	Bank of New York Mellon Corp/The	914,787
17,944	BB&T Corp	918,733
2,237	BlackRock Inc.	1,085,482
11,132	Capital One Financial Corp	1,033,384
7,510	Chubb Ltd	1,090,452
129	CIT Group Inc.	6,872
22,973	Citigroup Inc.	1,624,191
149	Citizens Financial Group Inc.	5,394
2,304	CME Group Inc.	412,186
66	Comerica Inc.	5,187
6,781	East West Bancorp Inc.	349,086
220	Fifth Third Bancorp	6,340
183	Franklin Resources Inc.	6,330

Shares	Description (1)	Value
	Financials (continued)
40,942	Huntington Bancshares Inc/OH	$569,913
46,209	KeyCorp	810,968
99	Lincoln National Corp	6,605
35	M&T Bank Corp	5,952
8,429	Marsh & McLennan Cos Inc.	794,770
6,531	Morgan Stanley	315,121
91	Northern Trust Corp	8,968
294	People's United Financial Inc.	5,083
70	Raymond James Financial Inc.	6,410
312	Regions Financial Corp	4,845
48	Signature Bank/New York NY	6,339
168	State Street Corp	11,367
92	SunTrust Banks Inc.	6,024
6,775	Travelers Cos Inc/The	973,906
21,489	US Bancorp	1,145,794
35	Willis Towers Watson PLC	6,452
209	Zions Bancorp NA	10,310
	Total Financials	13,372,982
	Health Care – 13.4%
15,101	Abbott Laboratories	1,201,435
6,982	AbbVie Inc.	554,301
8,264	Agilent Technologies Inc.	648,724
1,503	Allergan PLC	220,941
833	Amgen Inc.	149,373
13,904	Bristol-Myers Squibb Co	645,563
161	Cardinal Health Inc.	7,842
24	Cooper Cos Inc/The	6,958
15,620	CVS Health Corp	849,416
10,643	DENTSPLY SIRONA Inc.	544,177
7,022	Eli Lilly & Co	821,855
8,576	Gilead Sciences Inc.	557,783
48	IQVIA Holdings Inc., (2)	6,667
21,546	Merck & Co Inc.	1,695,886
1,580	ResMed Inc.	165,126
31	Teleflex Inc.	8,872
	Total Health Care	8,084,919
	Industrials – 7.8%
4,866	3M Co	922,156
8,076	Caterpillar Inc.	1,125,956
67	CH Robinson Worldwide Inc.	5,427
98	Deere & Co	16,232

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
115	IHS Markit Ltd, (2)	$6,585
23,380	Johnson Controls International plc	876,750
1,882	L3 Technologies Inc.	411,368
120	Owens Corning	6,152
854	Parker-Hannifin Corp	154,642
6,462	Union Pacific Corp	1,144,032
	Total Industrials	4,669,300
	Information Technology – 12.1%
7,301	Applied Materials Inc.	321,755
115	FLIR Systems Inc.	6,088
49,693	Hewlett Packard Enterprise Co	785,646
26,560	HP Inc.	529,872
35,909	Intel Corp	1,832,795
9,603	International Business Machines Corp	1,347,013
74	Keysight Technologies Inc., (2)	6,440
26,727	Oracle Corp	1,478,805
5,530	Skyworks Solutions Inc.	487,636
5,260	TE Connectivity Ltd	503,119
	Total Information Technology	7,299,169
	Materials – 2.9%
4,084	International Flavors & Fragrances Inc.	562,734
10,842	Mosaic Co/The	283,085
7,238	Newmont Goldcorp Corp	224,812
5,739	PPG Industries Inc.	674,333
	Total Materials	1,744,964
	Real Estate – 4.4%
75	Boston Properties Inc.	10,322
4,633	Digital Realty Trust Inc.	545,350
13,790	Host Hotels & Resorts Inc.	265,320
39	Jones Lang LaSalle Inc.	6,028
5,377	Simon Property Group Inc.	933,985
241	UDR Inc.	10,833
31,933	Weyerhaeuser Co	855,804
	Total Real Estate	2,627,642
	Utilities – 6.5%
1,677	American Water Works Co Inc.	181,435
165	CMS Energy Corp	9,166
10,733	Consolidated Edison Inc.	924,755
11,857	Eversource Energy	849,672
1,538	NiSource Inc.	42,726
15,287	Public Service Enterprise Group Inc.	911,869

Shares	Description (1)	Value
	Utilities (continued)
7,603	Sempra Energy	$ 972,804
	Total Utilities	3,892,427
	Total Long-Term Investments (cost $57,934,690)	59,939,183
	Other Assets Less Liabilities – 0.3%	170,940
	Net Assets – 100%	$ 60,110,123
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 7.6%
3,982	IAC/InterActiveCorp	$895,313
6,518	Liberty Broadband Corp, (2)	643,392
2,753	Live Nation Entertainment Inc., (2)	179,881
8,449	Take-Two Interactive Software Inc., (2)	818,116
13,325	TripAdvisor Inc., (2)	709,290
22,349	Zayo Group Holdings Inc., (2)	699,300
	Total Communication Services	3,945,292
	Consumer Discretionary – 13.9%
22,064	Aramark	685,749
458	Burlington Stores Inc., (2)	77,361
10,879	CarMax Inc., (2)	847,039
15,022	LKQ Corp, (2)	452,162
3,666	Lululemon Athletica Inc., (2)	646,499
14,013	Mattel Inc.	170,818
2,782	MercadoLibre Inc.	1,346,877
2,193	Tractor Supply Co	226,976
24,201	Under Armour Inc., (2)	558,801
12,957	Under Armour Inc., (2)	268,469
3,970	Vail Resorts Inc.	908,535
6,469	Wayfair Inc., (2)	1,048,948
	Total Consumer Discretionary	7,238,234
	Consumer Staples – 1.2%
4,033	McCormick & Co Inc/MD	620,961
	Energy – 1.8%
14,809	Cheniere Energy Inc., (2)	952,959
	Financials – 3.4%
11,273	E*TRADE Financial Corp	571,090
5,155	First Republic Bank/CA	544,471
1,957	SVB Financial Group, (2)	492,616
2,760	Voya Financial Inc.	151,497
	Total Financials	1,759,674
	Health Care – 15.3%
2,971	Cooper Cos Inc/The	861,352
8,517	DaVita Inc., (2)	470,479

Shares	Description (1)	Value
	Health Care (continued)
10,610	Henry Schein Inc., (2)	$679,677
16,791	Hologic Inc., (2)	778,767
5,118	IDEXX Laboratories Inc., (2)	1,187,376
3,925	Jazz Pharmaceuticals PLC, (2)	509,347
4,793	Laboratory Corp of America Holdings, (2)	766,496
1,195	Mettler-Toledo International Inc., (2)	890,586
7,918	ResMed Inc.	827,510
53	Varian Medical Systems Inc., (2)	7,217
4,552	Waters Corp, (2)	972,034
	Total Health Care	7,950,841
	Industrials – 23.1%
4,476	Acuity Brands Inc.	654,973
1,750	Allegion PLC	173,652
8,136	CH Robinson Worldwide Inc.	659,016
16,655	Copart Inc., (2)	1,121,215
1,963	Dover Corp	192,453
7,341	Expeditors International of Washington Inc.	583,022
12,338	Fastenal Co	870,446
860	Fortune Brands Home & Security Inc.	45,391
14,084	HD Supply Holdings Inc., (2)	643,498
3,469	L3 Technologies Inc.	758,254
3,390	Lennox International Inc.	920,215
5,664	Middleby Corp/The, (2)	748,384
11,897	Robert Half International Inc.	738,685
9,063	Spirit AeroSystems Holdings Inc.	787,575
14,183	TransUnion	987,846
2,646	United Rentals Inc., (2)	372,874
2,467	WW Grainger Inc.	695,694
12,784	Xylem Inc/NY	1,066,186
	Total Industrials	12,019,379
	Information Technology – 25.4%
50,314	Advanced Micro Devices Inc., (2)	1,390,176
12,832	Akamai Technologies Inc., (2)	1,027,330
2,816	ANSYS Inc., (2)	551,373
2,343	Arista Networks Inc., (2)	731,695
8,715	Broadridge Financial Solutions Inc.	1,029,503
18,828	Cadence Design Systems Inc., (2)	1,306,287
1,937	Citrix Systems Inc.	195,559
3,418	Cognex Corp	172,370
6,383	CommScope Holding Co Inc., (2)	158,171
13,731	FLIR Systems Inc.	726,919

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
11,033	Fortinet Inc., (2)	$1,030,703
4,018	Jack Henry & Associates Inc.	598,923
10,668	Keysight Technologies Inc., (2)	928,436
10,299	Maxim Integrated Products Inc.	617,940
259	ON Semiconductor Corp, (2)	5,972
7,338	PTC Inc., (2)	663,869
7,589	Sabre Corp	157,548
1,156	Skyworks Solutions Inc.	101,936
4,118	Tableau Software Inc., (2)	501,614
19,118	Trimble Inc., (2)	780,397
4,304	Xilinx Inc.	517,082
	Total Information Technology	13,193,803
	Materials – 4.9%
20,676	Axalta Coating Systems Ltd	557,839
16,598	Ball Corp	994,884
7,949	Vulcan Materials Co	1,002,448
	Total Materials	2,555,171
	Real Estate – 3.3%
5,364	CBRE Group Inc., (2)	279,303
5,290	SBA Communications Corp, (2)	1,077,732
7,526	UDR Inc.	338,294
	Total Real Estate	1,695,329
	Total Long-Term Investments (cost $45,561,777)	51,931,643
	Other Assets Less Liabilities – 0.1%	44,198
	Net Assets – 100%	$ 51,975,841
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 4.1%
45,472	CenturyLink Inc.	$519,290
13,549	Discovery Inc., (2)	389,669
20,516	Interpublic Group of Cos Inc/The	471,868
9,493	Liberty Broadband Corp, (2)	937,054
	Total Communication Services	2,317,881
	Consumer Discretionary – 17.3%
15,383	Best Buy Co Inc.	1,144,649
15,135	BorgWarner Inc.	632,189
6,947	Gap Inc/The	181,178
13,347	Garmin Ltd	1,144,372
11,231	Genuine Parts Co	1,151,627
44,827	Hanesbrands Inc.	810,024
21,746	Harley-Davidson Inc.	809,603
8,565	Hasbro Inc.	872,431
855	Macy's Inc.	20,127
6,966	Mohawk Industries Inc., (2)	949,117
34,444	Newell Brands Inc.	495,305
1,623	Nordstrom Inc.	66,575
9,016	Tiffany & Co	972,105
4,166	Whirlpool Corp	578,324
	Total Consumer Discretionary	9,827,626
	Consumer Staples – 4.4%
17,649	Bunge Ltd	924,984
13,567	Campbell Soup Co	524,907
228	Ingredion Inc.	21,603
6,758	McCormick & Co Inc/MD	1,040,530
	Total Consumer Staples	2,512,024
	Energy – 1.7%
39,862	TechnipFMC PLC	980,207
	Financials – 20.0%
31,747	Ally Financial Inc.	943,203
14,667	Arthur J Gallagher & Co	1,226,455
8,747	Assurant Inc.	830,965
17,710	AXA Equitable Holdings Inc.	401,840

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
6,974	CIT Group Inc.	$371,505
33,684	Citizens Financial Group Inc.	1,219,361
222	Comerica Inc.	17,447
7,538	East West Bancorp Inc.	388,056
34,656	Huntington Bancshares Inc/OH	482,411
9,849	Invesco Ltd	216,383
18,151	Lincoln National Corp	1,211,035
28,254	People's United Financial Inc.	488,512
22,868	Principal Financial Group Inc.	1,307,135
12,242	Raymond James Financial Inc.	1,121,000
25,304	Regions Financial Corp	392,971
5,131	Signature Bank/New York NY	677,651
215	Voya Financial Inc.	11,801
	Total Financials	11,307,731
	Health Care – 3.2%
12,021	DENTSPLY SIRONA Inc.	614,634
5,036	Quest Diagnostics Inc.	485,369
6,794	ResMed Inc.	710,041
	Total Health Care	1,810,044
	Industrials – 9.2%
2,121	AMERCO	791,494
3,917	CH Robinson Worldwide Inc.	317,277
3,675	L3 Technologies Inc.	803,281
3,558	ManpowerGroup Inc.	341,710
35,334	Nielsen Holdings PLC	902,077
14,790	Owens Corning	758,283
5,920	Snap-on Inc.	996,218
1,999	United Rentals Inc., (2)	281,699
	Total Industrials	5,192,039
	Information Technology – 9.6%
9,491	CommScope Holding Co Inc., (2)	235,187
6,687	Flex Ltd, (2)	73,825
11,413	FLIR Systems Inc.	604,204
8,749	Keysight Technologies Inc., (2)	761,425
17,232	Marvell Technology Group Ltd	431,145
5,451	Microchip Technology Inc.	544,500
482	ON Semiconductor Corp, (2)	11,115
12,048	Skyworks Solutions Inc.	1,062,393
394	Trimble Inc., (2)	16,083
36,777	Western Union Co/The	714,945

Shares	Description (1)	Value
	Information Technology (continued)
29,536	Xerox Corp	$ 985,321
	Total Information Technology	5,440,143
	Materials – 5.7%
16,439	Ball Corp	985,354
9,026	Chemours Co/The	325,026
8,021	International Flavors & Fragrances Inc.	1,105,214
23,814	Mosaic Co/The	621,783
5,777	Steel Dynamics Inc.	183,015
	Total Materials	3,220,392
	Real Estate – 16.1%
3,641	Alexandria Real Estate Equities Inc.	518,442
34,879	Duke Realty Corp	1,085,434
27,610	HCP Inc.	822,226
55,209	Host Hotels & Resorts Inc.	1,062,221
28,279	Iron Mountain Inc.	918,502
4,388	Jones Lang LaSalle Inc.	678,253
1,981	Kimco Realty Corp	34,450
19,350	Liberty Property Trust	960,534
10,327	Mid-America Apartment Communities Inc.	1,129,877
14,315	Regency Centers Corp	961,539
21,163	UDR Inc.	951,277
	Total Real Estate	9,122,755
	Utilities – 8.5%
22,386	CMS Energy Corp	1,243,542
20,243	Eversource Energy	1,450,613
37,698	NiSource Inc.	1,047,251
11,352	Pinnacle West Capital Corp	1,081,505
	Total Utilities	4,822,911
	Total Long-Term Investments (cost $53,888,624)	56,553,753
	Other Assets Less Liabilities – 0.2%	135,044
	Net Assets – 100%	$ 56,688,797
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
See accompanying notes to financial statements.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 2.4%
623	Boingo Wireless Inc., (2)	$14,167
97	Cable One Inc.	102,871
1,493	Cincinnati Bell Inc., (2)	13,288
2,827	Cinemark Holdings Inc.	118,875
6,192	comScore Inc., (2)	77,710
1,106	Consolidated Communications Holdings Inc.	5,707
2,921	Emerald Expositions Events Inc.	41,040
15,161	Entercom Communications Corp	104,308
17,217	Gannett Co Inc.	160,635
7,349	GCI Liberty Inc., (2)	438,147
20,706	Globalstar Inc., (2)	11,067
9,141	Gogo Inc., (2)	48,082
3,291	Iridium Communications Inc., (2)	90,371
7,403	John Wiley & Sons Inc.	341,871
3,578	Lions Gate Entertainment Corp	48,661
8,531	Lions Gate Entertainment Corp	124,467
1,985	Loral Space & Communications Inc., (2)	73,088
2,611	Marcus Corp/The	98,226
1,268	Meredith Corp	74,812
4,344	National CineMedia Inc.	30,321
10,818	New York Times Co/The	358,617
4,002	ORBCOMM Inc., (2)	28,974
4,888	Scholastic Corp	194,933
231	Shenandoah Telecommunications Co	9,547
946	TEGNA Inc.	15,060
3,137	Tribune Media Co	144,929
	Total Communication Services	2,769,774
	Consumer Discretionary – 11.4%
6,002	Aaron's Inc.	334,251
3,271	American Axle & Manufacturing Holdings Inc.	48,247
2,398	American Public Education Inc., (2)	76,736
2,110	At Home Group Inc., (2)	49,564
2,358	AutoNation Inc., (2)	98,871
5,442	Barnes & Noble Education Inc., (2)	23,401
2,607	BBX Capital Corp	14,443

Shares	Description (1)	Value
	Consumer Discretionary (continued)
5,483	Bright Horizons Family Solutions Inc., (2)	$702,646
816	Brinker International Inc.	34,900
15,588	Callaway Golf Co	273,725
5,359	Camping World Holdings Inc.	79,956
2,891	Carriage Services Inc.	50,737
3,639	Century Communities Inc., (2)	92,540
557	Cooper-Standard Holdings Inc., (2)	28,223
7,422	Core-Mark Holding Co Inc.	269,790
2,967	Crocs Inc., (2)	82,631
3,578	Dave & Buster's Entertainment Inc., (2)	203,374
1,578	Deckers Outdoor Corp, (2)	249,655
1,297	Dine Brands Global Inc.	114,992
3,406	Dorman Products Inc., (2)	298,604
5,339	Dunkin' Brands Group Inc.	398,450
2,956	El Pollo Loco Holdings Inc., (2)	37,778
1,118	Ethan Allen Interiors Inc.	24,708
9,538	Etsy Inc., (2)	644,197
2,426	Five Below Inc., (2)	355,142
466	Foot Locker Inc.	26,660
7,186	Fossil Group Inc., (2)	93,921
5,753	Fox Factory Holding Corp, (2)	446,433
9,385	frontdoor Inc., (2)	330,727
1,404	GameStop Corp	12,145
3,368	Gentherm Inc., (2)	142,668
13,030	GNC Holdings Inc.	28,927
18,853	GoPro Inc., (2)	111,421
302	Graham Holdings Co	224,516
2,857	Green Brick Partners Inc., (2)	25,542
1,950	Group 1 Automotive Inc.	152,704
939	Hamilton Beach Brands Holding Co	16,996
4,300	Helen of Troy Ltd, (2)	619,200
1,811	Hooker Furniture Corp	53,986
1,603	Houghton Mifflin Harcourt Co, (2)	11,429
3,999	International Speedway Corp	176,436
3,449	iRobot Corp, (2)	357,109
2,229	Jack in the Box Inc.	171,856
694	KB Home	17,982
7,223	Laureate Education Inc., (2)	113,690
1,338	La-Z-Boy Inc.	43,886
1,790	LGI Homes Inc., (2)	124,065
1,392	Lithia Motors Inc.	158,020

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
4,183	MarineMax Inc., (2)	$72,324
2,669	Marriott Vacations Worldwide Corp	281,926
2,999	MasterCraft Boat Holdings Inc., (2)	74,195
2,628	Modine Manufacturing Co	38,868
726	Monro Inc.	60,861
1,409	Movado Group Inc.	50,231
911	Murphy USA Inc., (2)	77,863
2,078	National Vision Holdings Inc., (2)	56,106
2,257	Noodles & Co, (2)	16,138
39,418	Office Depot Inc.	94,603
6,561	Pool Corp	1,205,518
6,731	Quotient Technology Inc., (2)	62,531
1,726	Rent-A-Center Inc/TX	43,029
4,375	Sally Beauty Holdings Inc., (2)	77,438
24,155	Service Corp International/US	1,005,090
7,412	ServiceMaster Global Holdings Inc., (2)	363,410
3,948	Shake Shack Inc., (2)	242,012
3,233	Shutterfly Inc., (2)	141,702
5,437	Signet Jewelers Ltd	126,030
4,587	Six Flags Entertainment Corp	243,524
2,948	Sleep Number Corp, (2)	102,590
3,250	Sonos Inc., (2)	35,490
5,024	Sotheby's	211,912
2,292	TRI Pointe Group Inc., (2)	29,911
2,466	Unifi Inc., (2)	49,813
2,859	Visteon Corp, (2)	188,751
6,621	Weight Watchers International Inc.	135,201
10,403	Wendy's Co/The	193,600
2,034	Wolverine World Wide Inc.	74,872
	Total Consumer Discretionary	13,403,419
	Consumer Staples – 2.5%
7,733	BJ's Wholesale Club Holdings Inc., (2)	219,231
2,000	Casey's General Stores Inc.	264,700
17,763	Darling Ingredients Inc., (2)	387,411
7,966	Energizer Holdings Inc.	381,492
2,777	Fresh Del Monte Produce Inc.	81,949
1,514	Freshpet Inc., (2)	67,615
2,784	Hain Celestial Group Inc/The, (2)	60,747
7,686	Herbalife Nutrition Ltd	406,205
1,873	Medifast Inc.	274,750
1,728	Nu Skin Enterprises Inc.	87,903

Shares	Description (1)	Value
	Consumer Staples (continued)
682	Performance Food Group Co, (2)	$27,928
608	PriceSmart Inc.	36,365
9,575	Simply Good Foods Co/The, (2)	215,055
1,758	Smart & Final Stores Inc., (2)	11,480
639	Sprouts Farmers Market Inc., (2)	13,687
631	TreeHouse Foods Inc., (2)	42,264
8,213	United Natural Foods Inc., (2)	106,112
7,707	US Foods Holding Corp, (2)	281,691
220	Weis Markets Inc.	9,251
	Total Consumer Staples	2,975,836
	Energy – 3.9%
12,244	Antero Midstream Corp	149,499
9,942	Apergy Corp, (2)	394,598
16,102	Archrock Inc.	162,791
9,792	C&J Energy Services Inc., (2)	137,578
6,066	Cactus Inc., (2)	220,196
23,162	Clean Energy Fuels Corp, (2)	72,729
4,912	Core Laboratories NV	311,372
12,763	Delek US Holdings Inc.	472,997
5,758	Dril-Quip Inc., (2)	250,819
35,603	Equitrans Midstream Corp	741,611
5,351	Exterran Corp, (2)	76,091
10,428	Forum Energy Technologies Inc., (2)	62,359
11,824	Frank's International NV	69,052
3,617	FTS International Inc., (2)	37,436
16,453	Helix Energy Solutions Group Inc, (2)	128,662
7,684	Keane Group Inc., (2)	80,605
3,406	KLX Energy Services Holdings Inc., (2)	95,538
4,096	Matrix Service Co, (2)	80,323
29,759	McDermott International Inc., (2)	240,750
2,135	Natural Gas Services Group Inc., (2)	34,309
9,210	Newpark Resources Inc., (2)	67,233
14,040	Oceaneering International Inc.	269,568
7,224	Oil States International Inc., (2)	139,568
5,515	Renewable Energy Group Inc., (2)	133,022
8,318	Select Energy Services Inc., (2)	95,823
20,463	TETRA Technologies Inc., (2)	48,702
46,743	Weatherford International PLC, (2)	25,863
	Total Energy	4,599,094
	Financials – 14.9%
4,006	Ameris Bancorp	146,059

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
19,524	Apollo Commercial Real Estate Finance Inc.	$365,880
4,207	Atlantic Capital Bancshares Inc., (2)	73,370
8,002	Bancorp Inc/The, (2)	81,700
11,210	BancorpSouth Bank	341,681
1,059	Bank of Hawaii Corp	87,240
20,056	Bank OZK	654,828
15,980	BankUnited Inc.	584,548
1,812	Banner Corp	96,072
1,037	BOK Financial Corp	90,364
36,324	Brown & Brown Inc.	1,153,287
2,523	Byline Bancorp Inc., (2)	50,511
6,963	Cadence BanCorp	158,408
4,097	Capstead Mortgage Corp	35,193
3,154	Cathay General Bancorp	116,036
5,323	Chemical Financial Corp	233,839
10,960	Chimera Investment Corp	210,103
3,428	Cohen & Steers Inc.	171,914
3,110	Columbia Banking System Inc.	116,749
3,659	Cowen Inc., (2)	61,288
2,515	Crawford & Co	22,635
3,115	Cullen/Frost Bankers Inc.	316,764
1,333	Customers Bancorp Inc., (2)	30,192
4,011	Donnelley Financial Solutions Inc., (2)	61,408
1,652	eHealth Inc., (2)	100,343
1,406	Equity Bancshares Inc., (2)	36,922
1,573	Erie Indemnity Co	297,800
1,078	Evercore Inc.	105,030
3,366	FactSet Research Systems Inc.	928,578
573	Federal Agricultural Mortgage Corp	43,823
18,336	First American Financial Corp	1,046,252
3,747	First Financial Bancorp	94,050
1,966	First Hawaiian Inc.	54,360
1,724	First Interstate BancSystem Inc.	72,856
1,517	First Midwest Bancorp Inc/IL	32,570
5,026	Flagstar Bancorp Inc.	179,680
890	Flushing Financial Corp	20,114
8,959	Fulton Financial Corp	154,543
79,964	Genworth Financial Inc.	303,064
1,942	Glacier Bancorp Inc.	82,710
7,232	Granite Point Mortgage Trust Inc.	139,071
2,660	Great Western Bancorp Inc.	93,552

Shares	Description (1)	Value
	Financials (continued)
7,765	Green Dot Corp, (2)	$495,174
4,874	Hancock Whitney Corp	213,189
2,563	Hanover Insurance Group Inc/The	309,123
877	Heartland Financial USA Inc.	39,377
877	Heritage Financial Corp/WA	26,547
2,862	HomeStreet Inc.	80,537
1,314	Independent Bank Corp/Rockland MA	105,422
2,591	INTL FCStone Inc., (2)	105,091
31,917	Investors Bancorp Inc.	375,025
2,275	KKR Real Estate Finance Trust Inc.	45,887
16,721	Ladenburg Thalmann Financial Services Inc, (2)	61,366
502	LegacyTexas Financial Group Inc.	20,120
3,957	Live Oak Bancshares Inc.	69,129
28,303	MGIC Investment Corp, (2)	414,356
2,687	Midland States Bancorp Inc.	72,065
3,112	Morningstar Inc.	446,416
12,796	Mr Cooper Group Inc., (2)	110,046
402	National Bank Holdings Corp	15,373
47,750	New York Community Bancorp Inc.	555,333
6,647	On Deck Capital Inc., (2)	36,293
4,562	Opus Bank	99,771
943	Peapack Gladstone Financial Corp	27,281
568	People's Utah Bancorp	16,160
6,219	Pinnacle Financial Partners Inc.	361,137
5,562	Popular Inc.	320,983
7,361	PRA Group Inc., (2)	206,991
369	ProAssurance Corp	13,849
1,512	Prosperity Bancshares Inc.	111,344
2,594	Ready Capital Corp	39,195
632	Sandy Spring Bancorp Inc.	22,051
4,710	ServisFirst Bancshares Inc.	159,857
4,111	Simmons First National Corp	104,378
3,133	South State Corp	237,043
44,109	Starwood Property Trust Inc.	1,016,713
15,769	Sterling Bancorp/DE	337,772
4,011	Texas Capital Bancshares Inc., (2)	259,632
3,133	TFS Financial Corp	52,133
3,776	Triumph Bancorp Inc., (2)	117,094
1,822	Trustmark Corp	65,519
2,900	UMB Financial Corp	202,594
6,134	Umpqua Holdings Corp	106,486

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
576	United Bankshares Inc/WV	$22,602
7,818	Virtu Financial Inc.	192,166
4,775	Walker & Dunlop Inc.	262,386
528	Webster Financial Corp	28,053
630	Westamerica Bancorporation	40,459
5,154	Western Alliance Bancorp, (2)	246,258
3,228	Wintrust Financial Corp	245,974
1,328	WSFS Financial Corp	57,343
	Total Financials	17,614,480
	Health Care – 12.8%
4,234	Acadia Healthcare Co Inc., (2)	135,573
11,241	ACADIA Pharmaceuticals Inc., (2)	270,346
10,198	Achillion Pharmaceuticals Inc., (2)	30,186
5,600	Aclaris Therapeutics Inc., (2)	35,280
3,659	Acorda Therapeutics Inc., (2)	38,237
6,222	Aduro Biotech Inc., (2)	25,448
2,342	Aerie Pharmaceuticals Inc., (2)	89,347
491	Agios Pharmaceuticals Inc., (2)	27,457
2,798	Akcea Therapeutics Inc., (2)	70,202
7,572	Alder Biopharmaceuticals Inc., (2)	102,903
2,679	Allakos Inc., (2)	105,044
9,714	Allscripts Healthcare Solutions Inc., (2)	95,877
10,717	Amicus Therapeutics Inc., (2)	142,965
3,574	AMN Healthcare Services Inc., (2)	186,062
1,254	Amneal Pharmaceuticals Inc., (2)	16,139
2,737	AnaptysBio Inc., (2)	199,035
2,335	Aptinyx Inc., (2)	8,990
3,483	Assembly Biosciences Inc., (2)	54,962
5,086	Assertio Therapeutics Inc., (2)	21,209
1,338	Atara Biotherapeutics Inc., (2)	44,957
3,704	AtriCure Inc., (2)	111,194
241	Atrion Corp	212,080
2,919	Audentes Therapeutics Inc., (2)	110,309
2,102	Avrobio Inc., (2)	39,539
4,448	Bellicum Pharmaceuticals Inc., (2)	13,566
11,400	BioCryst Pharmaceuticals Inc., (2)	84,702
2,679	BioTelemetry Inc., (2)	145,738
13,407	BioTime Inc., (2)	16,625
3,068	Bluebird Bio Inc., (2)	435,134
15,164	Brookdale Senior Living Inc., (2)	93,714
7,942	Bruker Corp	306,561

Shares	Description (1)	Value
	Health Care (continued)
5,278	Cantel Medical Corp	$363,865
4,026	Capital Senior Living Corp, (2)	16,909
963	Cardiovascular Systems Inc., (2)	34,225
539	Catalent Inc., (2)	24,158
804	Chemed Corp	262,731
7,076	Coherus Biosciences Inc., (2)	112,650
3,520	Collegium Pharmaceutical Inc., (2)	49,034
1,483	Computer Programs & Systems Inc.	45,068
420	CorVel Corp, (2)	30,156
8,929	Cymabay Therapeutics Inc., (2)	114,380
9,406	Denali Therapeutics Inc., (2)	230,165
6,744	Dicerna Pharmaceuticals Inc., (2)	87,402
1,953	Dova Pharmaceuticals Inc., (2)	17,968
1,919	Eagle Pharmaceuticals Inc/DE, (2)	98,656
1,236	Encompass Health Corp	79,660
5,082	Epizyme Inc., (2)	63,068
3,605	Esperion Therapeutics Inc., (2)	155,376
2,447	FibroGen Inc., (2)	114,348
5,609	Five Prime Therapeutics Inc., (2)	62,148
4,266	Flexion Therapeutics Inc., (2)	45,220
3,893	G1 Therapeutics Inc., (2)	83,310
3,140	Glaukos Corp, (2)	226,488
5,325	Global Blood Therapeutics Inc., (2)	295,005
3,643	Globus Medical Inc., (2)	164,263
3,614	Haemonetics Corp, (2)	315,430
1,826	Halozyme Therapeutics Inc., (2)	29,453
534	Heska Corp, (2)	41,470
4,489	HMS Holdings Corp, (2)	136,600
10,649	Immunomedics Inc., (2)	170,597
7,792	Insmed Inc., (2)	237,188
1,732	Intellia Therapeutics Inc., (2)	26,638
714	Intercept Pharmaceuticals Inc., (2)	61,533
4,367	Intersect ENT Inc., (2)	141,884
897	Intra-Cellular Therapies Inc., (2)	11,813
1,363	iRhythm Technologies Inc., (2)	104,011
7,497	Karyopharm Therapeutics Inc., (2)	35,011
2,774	Ligand Pharmaceuticals Inc., (2)	349,108
1,896	Magellan Health Inc., (2)	132,720
3,880	Medicines Co/The, (2)	123,966
6,475	Medidata Solutions Inc., (2)	584,951
6,128	MEDNAX Inc., (2)	171,400

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,679	Merit Medical Systems Inc., (2)	$150,506
5,378	Minerva Neurosciences Inc., (2)	39,636
2,210	Mirati Therapeutics Inc., (2)	131,473
3,622	MyoKardia Inc., (2)	173,784
1,802	National Research Corp	71,323
14,507	NeoGenomics Inc., (2)	302,181
5,355	NextGen Healthcare Inc., (2)	100,620
54,806	OPKO Health Inc., (2)	130,986
2,038	Optinose Inc., (2)	20,298
6,338	OraSure Technologies Inc., (2)	59,957
7,490	Owens & Minor Inc.	25,541
4,189	Paratek Pharmaceuticals Inc., (2)	23,081
1,885	Patterson Cos Inc.	41,168
761	Penumbra Inc., (2)	102,355
3,137	PerkinElmer Inc.	300,650
2,101	Phibro Animal Health Corp	72,926
454	Premier Inc., (2)	15,086
12,270	Progenics Pharmaceuticals Inc.	63,068
6,218	Prothena Corp PLC, (2)	64,667
3,130	Quidel Corp, (2)	200,132
14,273	R1 RCM Inc., (2)	149,438
1,600	RadNet Inc., (2)	19,376
1,553	Reata Pharmaceuticals Inc., (2)	121,848
4,214	Repligen Corp, (2)	283,939
975	Revance Therapeutics Inc., (2)	12,909
2,784	Sage Therapeutics Inc., (2)	468,352
3,823	Sientra Inc., (2)	32,190
4,426	Spark Therapeutics Inc., (2)	472,210
4,900	STAAR Surgical Co, (2)	159,152
4,338	STERIS PLC	568,191
686	Supernus Pharmaceuticals Inc., (2)	25,197
423	Surmodics Inc., (2)	18,375
998	Tactile Systems Technology Inc., (2)	49,660
1,635	Tandem Diabetes Care Inc., (2)	100,405
3,787	Teladoc Health Inc., (2)	215,405
7,344	TG Therapeutics Inc., (2)	58,385
11,266	TherapeuticsMD Inc., (2)	48,444
2,177	Tivity Health Inc., (2)	47,067
16,926	TransEnterix Inc., (2)	33,852
675	Tricida Inc., (2)	23,126
2,440	Triple-S Management Corp, (2)	55,437

Shares	Description (1)	Value
	Health Care (continued)
3,300	Ultragenyx Pharmaceutical Inc., (2)	$217,800
2,747	uniQure NV, (2)	154,354
240	US Physical Therapy Inc.	27,958
6,168	Varex Imaging Corp, (2)	202,557
1,712	Vocera Communications Inc., (2)	54,527
4,125	West Pharmaceutical Services Inc.	510,634
19,556	ZIOPHARM Oncology Inc., (2)	86,438
1,766	Zogenix Inc., (2)	68,856
	Total Health Care	15,094,927
	Industrials – 14.6%
1,018	AAON Inc.	51,114
7,134	ABM Industries Inc.	270,878
15,631	ACCO Brands Corp	142,867
5,680	Actuant Corp	145,294
2,242	Aegion Corp, (2)	44,638
767	AGCO Corp	54,288
902	Alamo Group Inc.	93,483
3,417	Arcosa Inc.	106,371
2,145	Argan Inc.	102,574
1,896	Armstrong World Industries Inc.	164,326
2,119	ASGN Inc., (2)	133,582
3,485	Astronics Corp, (2)	116,190
7,015	Atkore International Group Inc., (2)	173,691
5,080	Avis Budget Group Inc., (2)	180,594
7,045	Axon Enterprise Inc., (2)	447,358
11,225	Beacon Roofing Supply Inc., (2)	422,734
5,547	Brady Corp	270,638
966	Briggs & Stratton Corp	11,785
6,750	Builders FirstSource Inc., (2)	93,015
4,627	Carlisle Cos Inc.	654,350
4,293	Chart Industries Inc., (2)	378,943
3,782	Cimpress NV, (2)	341,893
21,238	Civeo Corp, (2)	42,688
1,917	Comfort Systems USA Inc.	103,710
3,312	Cubic Corp	188,055
207	Curtiss-Wright Corp	23,586
3,721	Donaldson Co Inc.	199,222
2,079	Douglas Dynamics Inc.	78,503
3,505	EMCOR Group Inc.	294,911
2,570	EnerSys	177,818
4,240	ESCO Technologies Inc.	318,000

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
12,190	Evoqua Water Technologies Corp, (2)	$166,028
3,071	Foundation Building Materials Inc., (2)	41,735
5,589	Franklin Electric Co Inc.	273,079
1,417	FTI Consulting Inc., (2)	120,417
8,890	Gates Industrial Corp PLC, (2)	142,951
5,158	GATX Corp	397,837
979	Genesee & Wyoming Inc., (2)	86,788
1,714	Granite Construction Inc.	76,942
2,154	Healthcare Services Group Inc.	72,913
2,394	Herman Miller Inc.	92,935
5,828	Hexcel Corp	412,098
285	HNI Corp	10,462
406	Hub Group Inc., (2)	16,877
2,674	Hubbell Inc.	341,202
1,318	Hyster-Yale Materials Handling Inc.	87,805
5,473	InnerWorkings Inc., (2)	18,499
5,507	Insperity Inc.	658,417
1,032	Interface Inc.	16,553
10,542	KAR Auction Services Inc.	595,412
4,770	KeyW Holding Corp/The, (2)	54,092
305	Kforce Inc.	10,986
542	Knoll Inc.	11,837
2,428	Korn Ferry	114,165
2,758	Lydall Inc., (2)	67,874
13,282	Macquarie Infrastructure Corp	538,054
3,872	Matthews International Corp	155,112
479	McGrath RentCorp	29,698
5,008	Mercury Systems Inc., (2)	365,684
4,056	Meritor Inc., (2)	98,399
5,123	Mobile Mini Inc.	184,531
232	MSA Safety Inc.	25,499
618	MYR Group Inc., (2)	22,341
2,058	Navigant Consulting Inc.	46,984
7,197	Navistar International Corp, (2)	245,706
10,692	NCI Building Systems Inc., (2)	61,158
18,623	Pitney Bowes Inc.	132,410
6,190	Quanta Services Inc.	251,314
5,299	Raven Industries Inc.	206,184
1,153	Regal Beloit Corp	98,097
8,617	Resideo Technologies Inc., (2)	195,606
860	Resources Connection Inc.	13,812

Shares	Description (1)	Value
	Industrials (continued)
2,561	RR Donnelley & Sons Co	$11,832
4,483	Ryder System Inc.	282,429
6,333	SiteOne Landscape Supply Inc., (2)	426,211
3,784	Steelcase Inc.	65,425
4,642	Team Inc., (2)	78,450
285	Teledyne Technologies Inc., (2)	70,825
715	Tetra Tech Inc.	46,275
809	Titan Machinery Inc., (2)	13,915
9,363	Toro Co/The	684,903
7,432	TriMas Corp, (2)	229,872
1,914	TriNet Group Inc., (2)	119,319
8,521	Triton International Ltd/Bermuda	280,767
639	TrueBlue Inc., (2)	15,438
3,605	Valmont Industries Inc.	486,098
1,969	Veritiv Corp, (2)	54,915
9,096	Wabash National Corp	137,168
4,020	Watts Water Technologies Inc.	344,072
21,777	Welbilt Inc., (2)	366,507
4,648	Wesco Aircraft Holdings Inc., (2)	39,229
2,266	WESCO International Inc., (2)	129,706
5,709	WillScot Corp, (2)	76,900
8,487	Woodward Inc.	924,234
	Total Industrials	17,270,082
	Information Technology – 18.0%
2,190	ACI Worldwide Inc., (2)	77,789
5,223	Anixter International Inc., (2)	328,370
11,289	Arlo Technologies Inc., (2)	44,817
14,863	Avaya Holdings Corporation, (2)	283,586
4,734	Badger Meter Inc.	262,642
3,883	Belden Inc.	215,701
2,426	Benefitfocus Inc., (2)	98,811
13,530	Black Knight Inc., (2)	763,363
2,080	Blackbaud Inc.	164,923
20,622	Booz Allen Hamilton Holding Corp	1,222,678
4,725	Cabot Microelectronics Corp	596,531
5,710	CalAmp Corp, (2)	83,423
1,473	Cass Information Systems Inc.	72,663
973	Ceridian HCM Holding Inc., (2)	51,715
3,724	ChannelAdvisor Corp, (2)	43,757
3,528	Cirrus Logic Inc., (2)	167,862
29,375	Conduent Inc., (2)	376,881

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,161	Control4 Corp, (2)	$20,213
5,354	Coupa Software Inc., (2)	553,229
3,483	Cray Inc., (2)	91,464
7,990	Cree Inc., (2)	528,059
5,060	CTS Corp	151,547
4,961	Daktronics Inc.	37,604
10,497	Diebold Nixdorf Inc.	105,915
1,683	Dolby Laboratories Inc.	108,873
19,420	Entegris Inc.	793,501
7,313	Envestnet Inc., (2)	519,150
238	ePlus Inc., (2)	22,441
7,256	Exela Technologies Inc., (2)	23,872
5,574	ExlService Holdings Inc., (2)	331,096
1,616	Fair Isaac Corp	452,076
1,928	Finisar Corp, (2)	46,484
10,251	First Solar Inc., (2)	630,744
6,889	Five9 Inc., (2)	365,599
10,877	Infinera Corp, (2)	47,206
5,480	Insight Enterprises Inc., (2)	310,058
4,035	InterDigital Inc.	263,849
3,384	Itron Inc., (2)	181,586
10,993	Kulicke & Soffa Industries Inc.	255,807
13,372	Limelight Networks Inc., (2)	39,715
90	Littelfuse Inc.	18,095
9,155	LivePerson Inc., (2)	268,516
8,410	LogMeIn Inc.	692,984
4,547	Lumentum Holdings Inc., (2)	281,778
6,681	Manhattan Associates Inc., (2)	450,634
6,762	Mellanox Technologies Ltd, (2)	813,469
5,981	Methode Electronics Inc.	176,499
3,739	Mimecast Ltd, (2)	192,596
4,888	MoneyGram International Inc., (2)	16,179
543	MTS Systems Corp	29,854
3,736	Nanometrics Inc., (2)	111,295
3,286	National Instruments Corp	154,771
8,916	NCR Corp, (2)	258,118
2,708	NetScout Systems Inc., (2)	79,615
4,427	New Relic Inc., (2)	465,898
446	Novanta Inc., (2)	38,811
8,849	Nutanix Inc., (2)	382,188
260	OSI Systems Inc., (2)	23,434

Shares	Description (1)	Value
	Information Technology (continued)
1,156	Paycom Software Inc., (2)	$234,125
5,467	Plantronics Inc.	281,441
342	Plexus Corp, (2)	20,582
658	Power Integrations Inc.	51,995
4,757	Progress Software Corp	216,967
4,614	Ribbon Communications Inc., (2)	24,731
2,074	RingCentral Inc., (2)	241,351
308	Rogers Corp, (2)	51,596
7,020	Science Applications International Corp	526,149
2,952	Silicon Laboratories Inc., (2)	317,812
2,869	SPS Commerce Inc., (2)	297,630
6,621	Sykes Enterprises Inc., (2)	183,733
1,293	SYNNEX Corp	139,489
956	Tech Data Corp, (2)	101,919
6,768	Teradata Corp, (2)	307,741
20,125	TiVo Corp	188,571
20,650	Travelport Worldwide Ltd	323,792
2,670	TTEC Holdings Inc.	97,348
2,525	Twilio Inc., (2)	346,279
1,080	Virtusa Corp, (2)	59,994
5,709	WEX Inc., (2)	1,200,603
3,803	Zebra Technologies Corp, (2)	802,965
	Total Information Technology	21,207,147
	Materials – 5.3%
6,480	AptarGroup Inc.	720,835
1,465	Bemis Co Inc.	84,120
7,156	Berry Global Group Inc., (2)	420,773
4,490	Boise Cascade Co	124,328
5,576	Compass Minerals International Inc.	320,007
2,281	Graphic Packaging Holding Co	31,660
320	Greif Inc.	15,568
308	HB Fuller Co	15,083
4,012	Innospec Inc.	340,298
3,313	Koppers Holdings Inc.	88,590
5,245	Kraton Corp, (2)	172,141
14,678	Louisiana-Pacific Corp	367,684
3,319	Materion Corp	192,602
5,672	Minerals Technologies Inc.	356,031
856	Myers Industries Inc.	15,314
9,547	Reliance Steel & Aluminum Co	877,942
1,956	Ryerson Holding Corp, (2)	16,919

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
1,888	Schnitzer Steel Industries Inc.	$44,783
6,902	Sensient Technologies Corp	483,968
5,229	Sonoco Products Co	329,741
3,333	Stepan Co	308,436
6,924	Trinseo SA	311,234
30,799	Valvoline Inc.	569,782
1,634	Worthington Industries Inc.	65,572
	Total Materials	6,273,411
	Real Estate – 11.3%
529	Altisource Portfolio Solutions SA, (2)	12,521
453	American Campus Communities Inc.	21,382
12,658	Americold Realty Trust	405,183
11,115	Brixmor Property Group Inc.	198,736
7,949	CatchMark Timber Trust Inc.	79,490
28,023	CBL & Associates Properties Inc.	28,303
4,081	Chatham Lodging Trust	80,355
8,067	Chesapeake Lodging Trust	229,909
6,852	CorePoint Lodging Inc.	85,650
4,534	CoreSite Realty Corp	496,065
8,448	Corporate Office Properties Trust	235,530
33,045	Cousins Properties Inc.	316,241
12,054	CyrusOne Inc.	671,287
33,255	DiamondRock Hospitality Co	361,149
7,997	Douglas Emmett Inc.	329,396
9,687	Easterly Government Properties Inc.	174,366
1,471	Empire State Realty Trust Inc.	22,742
9,750	Equity Commonwealth	310,050
2,902	Four Corners Property Trust Inc.	82,533
8,831	Hannon Armstrong Sustainable Infrastructure Capital Inc.	234,816
9,574	Hospitality Properties Trust	248,924
6,688	Howard Hughes Corp/The, (2)	742,368
7,108	Hudson Pacific Properties Inc.	247,785
4,789	InfraREIT Inc.	100,808
10,834	iStar Inc.	93,931
13,004	Kennedy-Wilson Holdings Inc.	280,106
4,644	Kilroy Realty Corp	357,170
11,052	MGM Growth Properties LLC	356,538
7,210	NorthStar Realty Europe Corp	128,554
5,188	Office Properties Income Trust	140,802
21,060	Outfront Media Inc.	501,860
17,273	Paramount Group Inc.	250,286

Shares	Description (1)	Value
	Real Estate (continued)
22,811	Park Hotels & Resorts Inc.	$731,777
10,509	PotlatchDeltic Corp	406,278
7,950	QTS Realty Trust Inc.	360,532
21,154	Rayonier Inc.	672,486
16,922	Realogy Holdings Corp	220,324
8,107	Redfin Corp, (2)	167,653
7,319	Rexford Industrial Realty Inc.	277,317
27,397	RLJ Lodging Trust	504,379
868	RMR Group Inc/The	50,205
23,446	Sabra Health Care REIT Inc.	458,604
6,025	St Joe Co/The, (2)	102,666
36,412	Sunstone Hotel Investors Inc.	524,333
3,527	Tier REIT Inc.	99,955
17,396	Uniti Group Inc.	191,182
25,999	VICI Properties Inc.	592,777
26,219	Washington Prime Group Inc.	116,675
1,824	Washington Real Estate Investment Trust	51,510
	Total Real Estate	13,353,489
	Utilities – 2.7%
14,420	New Jersey Resources Corp	722,154
9,037	NextEra Energy Partners LP	415,973
5,682	ONE Gas Inc.	502,971
6,239	Ormat Technologies Inc.	364,108
13,577	Pattern Energy Group Inc.	313,900
8,075	Southwest Gas Holdings Inc.	671,759
10,444	TerraForm Power Inc., (2)	141,621
	Total Utilities	3,132,486
	Total Common Stocks (cost $111,138,343)	117,694,145

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1,243	NewStar Financial Inc., (3)	$ 323
	Total Common Stock Rights (cost $-)	323
	Total Long-Term Investments (cost $111,138,343)	117,694,468

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 210	Federal Home Loan Banks, Discount Notes	0.000%	5/01/19	N/R	$ 210,000
	Total Short-Term Investments (cost $210,000)				210,000
	Total Investments (cost $111,348,343) – 100.0%				117,904,468
	Other Assets Less Liabilities – 0.0%				35,528
	Net Assets – 100%				$ 117,939,996
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2019
(Unaudited)
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $54,181,726, $52,706,443, $53,643,148, $57,934,690, $45,561,777, $53,888,624 and $111,138,343, respectively)	$55,480,884	$52,468,872	$60,432,635	$59,939,183	$51,931,643	$56,553,753	$117,694,468
Short-term investments, at value (cost approximates value)	130,000	100,000	—	—	—	—	210,000
Cash	27	7,639	75,116	89,284	63,938	80,097	3,593
Cash denominated in foreign currencies (cost $10,580, $22,766, $—, $—, $—, $—and $—, respectively)	10,566	22,856	—	—	—	—	—
Receivable for:
Dividends	26,667	257,539	27,790	125,589	8,153	73,136	24,671
Investments sold	—	—	9,195,537	8,942,306	9,714,479	—	44,982
Reclaims	194	63,420	2,421	31	11	—	20
Total assets	55,648,338	52,920,326	69,733,499	69,096,393	61,718,224	56,706,986	117,977,734
Liabilities
Payable for:
Capital gains tax	7,680	—	—	—	—	—	—
Investments purchased	758	32,775	—	—	—	—	—
Shares redeemed	—	—	9,200,700	8,966,100	9,721,650	—	—
Accrued expenses:
Management fees	19,698	17,176	19,738	19,405	20,045	17,601	36,550
Professional fees	175	217	247	225	213	190	368
Trustees Fees	344	401	547	540	475	398	820
Total liabilities	28,655	50,569	9,221,232	8,986,270	9,742,383	18,189	37,738
Net assets	$55,619,683	$52,869,757	$60,512,267	$60,110,123	$51,975,841	$56,688,797	$117,939,996
Shares outstanding	2,100,000	2,100,000	1,650,000	2,000,000	1,600,000	2,000,000	3,950,000
Net asset value ("NAV") per share	$ 26.49	$ 25.18	$ 36.67	$ 30.06	$ 32.48	$ 28.34	$ 29.86
Net assets consist of:
Capital paid-in	$56,094,441	$53,939,278	$50,740,781	$55,941,774	$44,675,470	$54,135,214	$111,809,729
Total distributable earnings	(474,758)	(1,069,521)	9,771,486	4,168,349	7,300,371	2,553,583	6,130,267
Net assets	$55,619,683	$52,869,757	$60,512,267	$60,110,123	$51,975,841	$56,688,797	$117,939,996
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 2019
(Unaudited)
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Investment Income	$ 416,592	$ 873,326	$ 407,238	$ 836,431	$ 147,965	$ 660,752	$ 651,151
Foreign tax withheld on dividend income	(49,349)	(74,079)	—	—	—	—	(1,024)
Total investment income	367,243	799,247	407,238	836,431	147,965	660,752	650,127
Expenses
Management fees	95,999	98,731	109,826	100,987	106,543	96,292	185,730
Professional fees	357	449	573	493	475	406	841
Trustees fees	609	750	1,046	957	860	752	1,539
Total expenses	96,965	99,930	111,445	102,437	107,878	97,450	188,110
Net investment income (loss)	270,278	699,317	295,793	733,994	40,087	563,302	462,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(1,244,467)	(1,567,717)	(120,230)	28,390	(1,913,620)	(596,906)	(1,917,798)
In-kind redemptions	—	453,307	2,965,651	1,737,635	2,846,431	193,043	1,382,895
Change in net unrealized appreciation (depreciation) of investments and foreign currency	6,199,175	4,045,354	4,538,991	2,193,313	6,564,172	4,017,248	9,823,626
Net realized and unrealized gain (loss)	4,954,708	2,930,944	7,384,412	3,959,338	7,496,983	3,613,385	9,288,723
Net increase (decrease) in net assets from operations	$ 5,224,986	$ 3,630,261	$7,680,205	$4,693,332	$ 7,537,070	$4,176,687	$ 9,750,740
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	NUEM		NUDM
	Six Months Ended 4/30/19	Year Ended 10/31/18	Six Months Ended 4/30/19	Year Ended 10/31/18
Operations
Net investment income (loss)	$ 270,278	$ 794,424	$ 699,317	$ 1,162,797
Net realized gain (loss) from:
Investments and foreign currency	(1,244,467)	(669,421)	(1,567,717)	(271,500)
In-kind redemptions	—	—	453,307	—
Change in net unrealized appreciation (depreciation) of investments and foreign currency	6,199,175	(6,055,818)	4,045,354	(4,874,240)
Net increase (decrease) in net assets from operations	5,224,986	(5,930,815)	3,630,261	(3,982,943)
Distributions to Shareholders
Dividends	(781,600)	(237,640)	(1,207,140)	(189,750)
Decrease in net assets from distributions to shareholders	(781,600)	(237,640)	(1,207,140)	(189,750)
Fund Share Transactions
Proceeds from shares sold	15,499,304	16,928,471	11,823,219	23,801,244
Cost of shares redeemed	—	—	(4,760,320)	—
Net increase (decrease) in net assets from Fund share transactions	15,499,304	16,928,471	7,062,899	23,801,244
Net increase (decrease) in net assets	19,942,690	10,760,016	9,486,020	19,628,551
Net assets at the beginning of period	35,676,993	24,916,977	43,383,737	23,755,186
Net assets at the end of period	$55,619,683	$35,676,993	$52,869,757	$43,383,737

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	NULG		NULV
	Six Months Ended 4/30/19	Year Ended 10/31/18	Six Months Ended 4/30/19	Year Ended 10/31/18
Operations
Net investment income (loss)	$ 295,793	$ 342,761	$ 733,994	$ 963,714
Net realized gain (loss) from:
Investments and foreign currency	(120,230)	1,630,906	28,390	732,401
In-kind redemptions	2,965,651	735,242	1,737,635	1,136,754
Change in net unrealized appreciation (depreciation) of investments and foreign currency	4,538,991	1,080,686	2,193,313	(1,037,741)
Net increase (decrease) in net assets from operations	7,680,205	3,789,595	4,693,332	1,795,128
Distributions to Shareholders
Dividends	(2,078,290)	(246,220)	(1,852,310)	(489,300)
Decrease in net assets from distributions to shareholders	(2,078,290)	(246,220)	(1,852,310)	(489,300)
Fund Share Transactions
Proceeds from shares sold	10,133,730	34,579,855	26,072,360	24,269,935
Cost of shares redeemed	(14,434,980)	(3,291,410)	(14,798,080)	(7,408,650)
Net increase (decrease) in net assets from Fund share transactions	(4,301,250)	31,288,445	11,274,280	16,861,285
Net increase (decrease) in net assets	1,300,665	34,831,820	14,115,302	18,167,113
Net assets at the beginning of period	59,211,602	24,379,782	45,994,821	27,827,708
Net assets at the end of period	$ 60,512,267	$59,211,602	$ 60,110,123	$45,994,821

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	NUMG		NUMV		NUSC
	Six Months Ended 4/30/19	Year Ended 10/31/18	Six Months Ended 4/30/19	Year Ended 10/31/18	Six Months Ended 4/30/19	Year Ended 10/31/18
Operations
Net investment income (loss)	$ 40,087	$ 101,086	$ 563,302	$ 948,596	$ 462,017	$ 632,874
Net realized gain (loss) from:
Investments and foreign currency	(1,913,620)	2,109,805	(596,906)	588,130	(1,917,798)	2,114,159
In-kind redemptions	2,846,431	221,974	193,043	—	1,382,895	384,322
Change in net unrealized appreciation (depreciation) of investments and foreign currency	6,564,172	(969,329)	4,017,248	(1,712,176)	9,823,626	(4,861,143)
Net increase (decrease) in net assets from operations	7,537,070	1,463,536	4,176,687	(175,450)	9,750,740	(1,729,788)
Distributions to Shareholders
Dividends	(2,222,550)	(221,130)	(1,671,950)	(315,225)	(2,978,020)	(387,730)
Decrease in net assets from distributions to shareholders	(2,222,550)	(221,130)	(1,671,950)	(315,225)	(2,978,020)	(387,730)
Fund Share Transactions
Proceeds from shares sold	10,063,325	28,270,865	8,230,315	24,857,815	36,463,035	53,444,235
Cost of shares redeemed	(12,790,400)	(1,454,885)	(1,364,735)	—	(5,742,480)	(1,508,955)
Net increase (decrease) in net assets from Fund share transactions	(2,727,075)	26,815,980	6,865,580	24,857,815	30,720,555	51,935,280
Net increase (decrease) in net assets	2,587,445	28,058,386	9,370,317	24,367,140	37,493,275	49,817,762
Net assets at the beginning of period	49,388,396	21,330,010	47,318,480	22,951,340	80,446,721	30,628,959
Net assets at the end of period	$ 51,975,841	$49,388,396	$56,688,797	$47,318,480	$117,939,996	$80,446,721
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUEM
2019(d)	$23.78	$0.16	$ 3.04	$ 3.20	$(0.49)	$ —	$(0.49)	$26.49	$26.71
2018	27.69	0.59	(4.31)	3.72	(0.18)	(0.01)	(0.19)	23.78	23.92
2017(e)	24.95	0.20	2.54	2.74	—	—	—	27.69	28.05
NUDM
2019(d)	24.10	0.34	1.29	1.63	(0.55)	—	(0.55)	25.18	25.45
2018	26.39	0.71	(2.87)	(2.16)	(0.12)	(0.01)	(0.13)	24.10	24.12
2017(e)	24.88	0.17	1.34	1.51	—	—	—	26.39	26.57
NULG
2019(d)	33.84	0.16	3.79	3.95	(0.24)	(0.88)	(1.12)	36.67	36.69
2018	30.47	0.25	3.31	3.56	(0.09)	(0.10)	(0.19)	33.84	33.87
2017(f)	25.21	0.24	5.02	5.26	—	—	—	30.47	30.53
NULV
2019(d)	28.75	0.36	1.92	2.28	(0.57)	(0.40)	(0.97)	30.06	30.07
2018	27.83	0.71	0.56	1.27	(0.27)	(0.08)	(0.35)	28.75	28.80
2017(f)	25.09	0.53	2.21	2.74	—	—	—	27.83	27.88
NUMG
2019(d)	29.93	0.02	3.88	3.90	(0.06)	(1.29)	(1.35)	32.48	32.51
2018	28.44	0.07	1.58	1.65	(0.04)	(0.12)	(0.16)	29.93	30.12
2017(f)	25.10	0.09	3.25	3.34	—	—	—	28.44	28.46
NUMV
2019(d)	27.04	0.31	1.95	2.26	(0.62)	(0.34)	(0.96)	28.34	28.34
2018	27.00	0.65	(0.38)	0.27	(0.19)	(0.04)	(0.23)	27.04	27.09
2017(f)	25.04	0.48	1.48	1.96	—	—	—	27.00	27.01
NUSC
2019(d)	28.23	0.14	2.47	2.61	(0.27)	(0.71)	(0.98)	29.86	29.88
2018	27.84	0.35	0.30	0.65	(0.18)	(0.08)	(0.26)	28.23	28.27
2017(f)	25.01	0.27	2.56	2.83	—	—	—	27.84	27.89

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

13.60%	13.96%	$ 55,620	0.45%*	1.27%*	23%
(13.55)	(14.18)	35,676	0.45	2.12	65
11.03	12.42	24,917	0.45*	1.86*	13

7.06	8.12	52,870	0.40*	2.83*	27
(8.25)	(8.79)	43,384	0.40	2.71	56
6.07	6.78	23,755	0.40*	1.65*	9

12.52	12.45	60,512	0.35*	0.94*	38
11.70	11.61	59,212	0.35	0.73	65
20.88	21.10	24,380	0.35*	0.98*	30

8.50	8.35	60,110	0.35*	2.54*	38
4.57	4.56	45,995	0.35	2.46	59
10.90	11.11	27,828	0.35*	2.30*	33

14.19	13.58	51,976	0.40*	0.15*	26
5.84	6.41	49,388	0.40	0.23	60
13.30	13.38	21,330	0.40*	0.38*	53

9.06	8.85	56,689	0.40*	2.34*	27
0.97	1.13	47,318	0.40	2.30	69
7.82	7.86	22,951	0.40*	2.12*	46

10.02	9.92	117,940	0.40*	0.99*	31
2.32	2.30	80,447	0.40	1.17	54
11.34	11.54	30,629	0.40*	1.17*	36
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 - Fund Shares).
(d)	For the six months ended April 30, 2019.
(e)	For the period June 6, 2017 (commencement of operations) through October 31, 2017.
(f)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nushares ETF Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of Nuveen ESG Emerging Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV) and Nuveen ESG Small-Cap ETF (NUSC) (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. Effective January 18, 2019 each Fund changed its name from "Nushares" to "Nuveen." The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the "Exchange").
The end of the reporting period for the Funds is April 30, 2019 and the period covered by these Notes to Financial Statements is the six months ended April 30, 2019 (the "current fiscal period").
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index. NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index. NULG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index. NULV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index. NUMG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index. NUMV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index. NUSC seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Small-Cap Index.
The Funds' most recent prospectus provides further description of each Fund's investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services - Investment Companies." The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with U.S generally accepted accounting principles (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
	NUEM	NUDM
Outstanding when-issued/delayed delivery purchase commitments	$754	$32,617
Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis.

Professional Fees
Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Funds' Board of Trustees (the “Board”).
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service (“pricing service”). As a result, the net asset value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market

Notes to Financial Statements (Unaudited) (continued)
events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Prices of fixed-income securities are provided by the pricing service ("pricing service") approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
NUEM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$54,317,622	$1,113,467**	$ 619***	$55,431,708
Common Stock Rights	—	49,176**	—	49,176
Short-Term Investments:
U.S. Government and Agency Obligations	—	130,000	—	130,000
Total	$54,317,622	$1,292,643	$ 619	$55,610,884

NUDM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$52,468,872	$ —	$ —	$52,468,872
Short-Term Investments:
U.S. Government and Agency Obligations	—	100,000	—	100,000
Total	$52,468,872	$100,000	$ —	$52,568,872

NULG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$60,432,635	$ —	$ —	$60,432,635

NULV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$59,939,183	$ —	$ —	$59,939,183

NUMG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$51,931,643	$ —	$ —	$51,931,643

NUMV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$56,553,753	$ —	$ —	$56,553,753

NUSC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$117,694,145	$ —	$ —	$117,694,145
Common Stock Rights	—	—	323***	323
Short-Term Investments:
U.S. Government and Agency Obligations	—	210,000	—	210,000
Total	$117,694,145	$210,000	$ 323	$117,904,468

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Foreign Currency Transactions
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:
NUEM	Value	% of Net Assets
Country:
China	$17,954,121	32.3%
Taiwan	7,097,515	12.8
Korea, Republic of	6,360,198	11.4
India	5,867,407	10.5
Brazil	3,897,467	7.0
South Africa	3,713,240	6.7
Mexico	1,666,085	3.0
Thailand	1,368,188	2.4
Malaysia	1,343,891	2.4
Indonesia	1,281,309	2.3
Other	4,931,463	9.0
Total non-U.S. securities	$55,480,884	99.8%

Notes to Financial Statements (Unaudited) (continued)
NUDM	Value	% of Net Assets
Country:
Japan	$12,396,010	23.4%
United Kingdom	8,526,609	16.1
France	5,938,851	11.2
Germany	4,870,378	9.2
Switzerland	4,350,111	8.2
Australia	3,605,198	6.8
Hong Kong	2,106,299	4.0
Spain	1,774,381	3.4
Sweden	1,632,639	3.1
Netherlands	1,567,447	3.0
Other	5,700,949	10.8
Total non-U.S. securities	$52,468,872	99.2%
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. London Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.
The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments, (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current fiscal period were as follows:
	NUEM				NUDM
	Six Months Ended 4/30/19		Year Ended 10/31/18		Six Months Ended 4/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	600,000	$15,499,304	600,000	$16,928,471	500,000	$11,823,219	900,000	$23,801,244
Shares redeemed	—	—	—	—	(200,000)	(4,760,320)	—	—
Net increase (decrease)	600,000	$15,499,304	600,000	$16,928,471	300,000	$ 7,062,899	900,000	$23,801,244

	NULG				NULV
	Six Months Ended 4/30/19		Year Ended 10/31/18		Six Months Ended 4/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	300,000	$ 10,133,730	1,050,000	$34,579,855	900,000	$ 26,072,360	850,000	$24,269,935
Shares redeemed	(400,000)	(14,434,980)	(100,000)	(3,291,410)	(500,000)	(14,798,080)	(250,000)	(7,408,650)
Net increase (decrease)	(100,000)	$ (4,301,250)	950,000	$31,288,445	400,000	$ 11,274,280	600,000	$16,861,285

	NUMG				NUMV
	Six Months Ended 4/30/19		Year Ended 10/31/18		Six Months Ended 4/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	350,000	$ 10,063,325	950,000	$28,270,865	300,000	$ 8,230,315	900,000	$24,857,815
Shares redeemed	(400,000)	(12,790,400)	(50,000)	(1,454,885)	(50,000)	(1,364,735)	—	—
Net increase (decrease)	(50,000)	$ (2,727,075)	900,000	$26,815,980	250,000	$ 6,865,580	900,000	$24,857,815

	NUSC
	Six Months Ended 4/30/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Shares sold	1,300,000	$36,463,035	1,800,000	$53,444,235
Shares redeemed	(200,000)	(5,742,480)	(50,000)	(1,508,955)
Net increase (decrease)	1,100,000	$30,720,555	1,750,000	$51,935,280
5.  Investment Transactions
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$21,138,611	$13,588,844	$23,466,296	$21,546,768	$13,492,676	$13,238,012	$29,621,056
Sales	10,198,289	13,997,228	25,154,708	22,601,387	15,623,165	14,318,356	31,709,263

Notes to Financial Statements (Unaudited) (continued)
In-kind transactions during the current fiscal period were as follows:
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
In-kind purchases	$3,995,843	$11,270,457	$10,109,440	$25,979,283	$10,044,750	$8,215,169	$36,288,662
In-kind sales	—	4,540,614	14,422,953	14,763,980	12,777,305	1,360,877	5,698,857
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2019.
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Tax cost of investments	$54,448,068	$52,881,472	$53,648,722	$57,969,808	$45,579,176	$53,905,010	$111,410,058
Gross unrealized:
Appreciation	$ 4,256,866	$ 3,142,267	$ 8,426,539	$ 3,812,904	$ 7,641,115	$ 4,667,671	$ 11,861,131
Depreciation	(3,094,050)	(3,454,867)	(1,642,626)	(1,843,529)	(1,288,648)	(2,018,928)	(5,366,721)
Net unrealized appreciation (depreciation) of investments	$ 1,162,816	$ (312,600)	$ 6,783,913	$ 1,969,375	$ 6,352,467	$ 2,648,743	$ 6,494,410
Permanent differences, primarily due to foreign currency transactions, redemption in-kind, capital gain tax expense, federal taxes paid, distribution reallocations and investments in passive foreign investment companies, resulted in reclassifications among the Funds' components of net assets as of October 31, 2018, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of October 31, 2018, the Funds' last tax year end, were as follows:
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Undistributed net ordinary income[1]	$696,064	$1,105,230	$1,858,047	$1,483,975	$1,854,764	$1,324,031	$2,253,415
Undistributed net long-term capital gains	—	—	66,602	67,290	342,792	93,320	433,348

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended October 31, 2018 was designated for purposes of the dividends paid deduction as follows:
	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Distributions from net ordinary income[1]	$237,640	$189,750	$246,098	$486,906	$220,545	$310,481	$381,407
Distributions from net long-term capital gains	—	—	122	2,394	585	4,744	6,323

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of October 31, 2018, the Funds’ last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NUEM	NUDM
Not subject to expiration:
Short-term	$457,682	$235,983
Long-term	104,477	—
Total	$562,159	$235,983
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund's management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees' counsel fees), certain compensation expenses of the Funds' chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUEM	0.45%
NUDM	0.40
NULG	0.35
NULV	0.35
NUMG	0.40
NUMV	0.40
NUSC	0.40
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or other accounts managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund or an account that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Each inter-fund trade is effected at the current market price, determined in accordance with the procedures. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Inter-Fund Trades	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$4,134,458	$6,077,600	$3,186,741	$2,350,274	$774,542
Sales	1,793,747	2,629,413	2,636,385	1,747,234	559,596
As of the end of the reporting period, TIAA owned shares of the Funds as follows:
Fund	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
TIAA owned shares	1,400,000	1,300,000	650,000	400,000	750,000	1,200,000	725,000
8.  New Accounting Pronouncements
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.

Additional Fund Information
Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 0210
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUEM		NUDM
Six Months Ended April 30, 2019	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	50	41.0%	8	6.6%
0.51% to 1.00%	46	37.7%	26	21.3%
0.26% to 0.50%	11	9.0%	20	16.4%
0.00 to 0.25%	7	5.7%	28	22.9%
(0.01)% to (0.25)%	3	2.5%	22	18.0%
(0.26)% to (0.50)%	2	1.6%	12	9.8%
(0.51)% to (1.00)%	3	2.5%	3	2.5%
(1.01)% to (3.00)%	—	0.0%	3	2.5%
	122	100%	122	100%

	NULG		NULV
Six Months Ended April 30, 2019	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00% to 0.25%	113	92.6%	103	84.4%
(0.01)% to (0.25)%	9	7.4%	19	15.6%
	122	100%	122	100%

	NUMG		NUMV
Six Months Ended April 30, 2019	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00% to 0.25%	113	92.6%	109	89.3%
(0.01)% to (0.25)%	9	7.4%	13	10.7%
	122	100%	122	100%

	NUSC
Six Months Ended April 30, 2019		Number of Days	% of Total Days
Premium/Discount Range:
0.00% to 0.25%		120	98.4%
(0.01)% to (0.25)%		2	1.6%
		122	100%

Additional Fund Information (continued)

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index: An index designed to capture large and mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Growth Index: An index designed to capture mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Value Index: An index designed to capture mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small Cap Index: An index designed to measure the performance of the small cap segment of the U.S. equity market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index: An index designed to capture large and mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
TIAA ESG Emerging Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI Emerging Markets Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI Emerging Markets Index. The Nuveen ESG Emerging Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

TIAA ESG International Developed Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI EAFE Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI EAFE Index. The Nuveen ESG International Developed Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index: Based on the MSCI USA Growth index, its parent index, which captures large cap securities exhibiting overall growth style characteristics in the U.S. The TIAA ESG USA Large-Cap Growth Index is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index: Based on the MSCI USA Value index, its parent index, which captures large-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG Large-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index: Based on the MSCI USA Mid-Cap Growth Index, its parent index, which captures mid cap securities exhibiting overall growth style characteristics in the US. The TIAA ESG USA Mid-Cap Growth is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index: Based on the MSCI USA Mid-Cap Value Index, its parent index, which captures mid-cap securities exhibiting overall value style characteristics in the U.S. The TIAA ESG USA Mid-Cap Value Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Mid-Cap Value Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Small-Cap Index: Based on the MSCI USA Small-Cap Index, its parent index, which captures small-cap securities exhibiting overall style characteristics in the U.S. The TIAA ESG USA Small-Cap Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Small-Cap Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Notes

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-NSESG-0419D780993-INV-B-03/20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan Farris
Jordan Farris Chief Administrative Officer (principal executive officer)

Date: July 8, 2019

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 8, 2019